As filed with the Securities and Exchange Commission on June 5, 2009 1933 Act File No. _________ 1940 Act File No. 811-22306

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT of 1933	☒
POST-EFFECTIVE AMENDMENT NO.	☐
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO.	☐

EATON VANCE MANAGED INCOME TERM TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, MA 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, MA 02110
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement under the Securities Act of 1933.

The Registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

Eaton Vance Managed Income Term Trust

2019 Municipals 2029 Municipals

Seeking tax-exempt current income and return of principal value upon termination

2019 Investment Grade Corporates 2019 Investment Grade Non-Financial Corporates

Seeking current income and return of principal value upon termination

Prospectus Dated August __, 2009

The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This prospectus contains important information about the
above named series of Eaton Vance Managed Income Term
Trust (each a Trust Series) and the services available to
shareholders. Please save it for reference.

Table of Contents

Trust Series Summaries:	3
2019 Municipals	3
2029 Municipals	7
2019 Investment Grade Corporates	11
2019 Investment Grade Non-Financial Corporates	11
Important Information about Series Trust Shares	15
Investment Objectives & Principal Policies and Risks	16
Management and Organization	18
Valuing Shares	18
Purchasing Shares	19
Sales Charges	23
Redeeming Shares	24
Shareholder Account Features	26
Tax Information	28

2

Managed Income Term Trust

Trust Series Summaries

2019 Municipals (ticker to be added)

Investment objectives: 2019 Municipals is an open-end investment company seeking tax-exempt current income and return of principal value upon termination in 2019.

Fees and Expenses: The following tables describe the fees and expenses that you may pay if you buy and hold shares of 2019 Municipals. You may qualify for a reduced Class A sales charge if you invest at least $100,000 or agree to investment at least this amount over a 13-month period and exercise the Right of Accumulation or a Statement of Intention. More information about these and other reduced sales charges is available from your financial intermediary, and is explained in Sales Charges on page [ ] of the prospectus and in Sales Charges on page [ ] of the statement of additional information.

Shareholder fees (paid by directly from your investment)	Class A	Class I

Maximum sales charge (load) (as percentage of offering price)	2.25%	None
Maximum sales charge imposed on reinvested distributions	None	None
Exchange fee	None	None

Annual Trust Series operating expenses (expenses that are deducted from Trust Series assets)
	Class A	Class I

Management fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25%	n/a
Other expenses	0.15%	0.15%
Total annual fund operating expenses*	0.80%	0.55%

*	2019 Municipals’ investment adviser, Eaton Vance Management, has agreed to reimburse 2019 Municipals’ expenses to the extent they exceed 0.80% for Class A shares and 0.55% for Class I shares annually until __________, 2010.

Example: This Example is intended to help you compare the cost of investing in 2019 Municipals with the cost of investing in other open-end investment companies. The Example assumes that you invest $10,000 in 2019 Municipals for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in 2019 Municipals Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$305	$475
Class I	$56	$176

3

Managed Income Term Trust

Portfolio Turnover: 2019 Municipals pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect 2019 Municipals’ performance. As noted below, 2019 Municipals intends to have a relatively low portfolio turnover rate.

Principal investment strategies, risks and performance

  Under normal conditions, 2019 Municipals will invest primarily in a diversified portfolio of municipal obligations that are expected to mature or prepay in 2019.
  2019 Municipals will invest in obligations rated A or higher at the time of acquisition or, if unrated, determined by the investment adviser to be of comparable quality. In the event an obligation is downgraded (including to below investment grade credit quality), 2019 Municipals may continue to hold the obligation if the investment adviser believes it is advantageous to do so.
  2019 Municipals’ investment adviser will acquire municipal obligations based on an evaluation of their relative value, including an assessment of creditworthiness, and with the general intention of retaining them until 2019 or their earlier maturity or prepayment date. However, the investment adviser may sell obligations to meet net redemptions or if it determines it would be in 2019 Municipals’ best interest to do so. While 2019 Municipals will be actively managed, it is expected to have low portfolio turnover relative to more actively managed municipal funds.
  2019 Municipals will seek to return principal value to shareholders by realizing the par value of investments upon their maturity or prepayment, or by selling securities in advance of their maturity or prepayment. 2019 Municipals is expected to terminate and make a final distribution to shareholders on or about December 31, 2019. To facilitate an orderly wind-down, 2019 Municipals may commence a mandatory redemption of a portion of its shares earlier in 2019.
  2019 Municipals may concentrate in certain types of municipal obligations (such as general obligations, municipal leases and industrial development bonds). 2019 Municipals also may concentrate in a particular economic sector (such as housing bonds, hospital bonds or utility bonds).
  2019 Municipals will not invest in obligations the income from which is subject to federal alternative minimum tax.
  2019 Municipals will not invest in derivatives for any purpose (including hedging) or employ financial leverage.
  To provide transparency of portfolio holdings and transaction activity to shareholders, it is expected that 2019 Municipals’ portfolio holdings will be disclosed on the Eaton Vance website (www.eatonvance.com) on a regular basis, initially weekly with a one week lag.

Principal investment risks

  Principal risk. While the investment adviser will seek to manage 2019 Municipals to return the principal value of shareholders’ investments upon its termination in 2019, there is no guarantee that this objective will be achieved. Shareholders who purchase shares at higher prices are less likely to achieve a full return of their principal investment than shareholders who purchase shares at lower prices.
  Duration risk. Obligations with longer maturities may offer higher yields than obligations with shorter maturities, but are subject to greater fluctuations in value when interest rates change. Because 2019 Municipals expects to invest primarily in municipal obligations that are expected to mature or prepay in 2019, its net asset value per share will fluctuate more in response to changes in market interest rates in its earlier years than if it invested primarily in shorter-term obligations.

4

Managed Income Term Trust

  Income risk. While the investment adviser will seek to manage 2019 Municipals to provide a relatively consistent rate of tax-exempt current income, its income distributions may fluctuate over time.
  Interest rate risk. When interest rates rise, the value of your shares typically will decline. 2019 Municipals’ yield will vary as share prices change.
  Reinvestment risk. If obligations owned by 2019 Municipals are pre-paid by their issuer or sold, the proceeds may be reinvested at market interest rates that are below 2019 Municipals’ current earning rate, reducing future income distributions.
  Longer maturities risk. 2019 Municipals may invest in municipal obligations that have a maturity beyond 2019, including obligations that the investment adviser expects to be called or otherwise prepay in or before 2019. Changes in market interest rates or other factors may cause obligations that are expected to prepay not to do so before termination of 2019 Municipals. Sales of such obligations upon termination of 2019 Municipals would involve transaction costs and such obligations may not realize their par value or current market value when sold.
  Concentration risk. To the extent that 2019 Municipals concentrates its investments in a type of municipal obligation or particular economic sector, it may be more susceptible to adverse economic or regulatory occurrences affecting such investment type or sector.
  Credit risk. In an economic downturn or as a result of regulatory actions, the ability of municipal issuers to make principal and/or interest payments may be diminished and an issuer may default. At times, 2019 Municipals may hold obligations rated below investment grade . Because obligations rated below investment grade are more sensitive to the financial soundness of their issuers than higher quality obligations, 2019 Municipals shares may fluctuate more in value at such times than shares of a fund investing solely in higher quality obligations.
  Municipal bond market risks. The amount of public information available about the municipal bonds in the Trust's portfolio is generally less than that for corporate equities or bonds and the investment performance of 2019 Municipals may therefore be more dependent on the analytical abilities of the investment adviser than would be a stock fund or taxable bond fund. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect 2019 Municipals’ ability to sell its bonds at attractive prices.
  Liquidity risk. Municipal obligations can experience downturns in trading activity. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements.
  Risks associated with shareholder activity. 2019 Municipals’ ability to achieve its objective to return principal value upon termination will depend in part on the purchase and redemption activities of its shareholders. The timing and amount of purchase and redemption activity over the life of 2019 Municipals may interfere with its ability to return principal value. Also, if 2019 Municipals experiences significant inflows or outflows, reinvestment risks may be more significant than if such flows are not experienced.
  General investment risks. 2019 Municipals is not a complete investment program and you may lose money by investing in 2019 Municipals. There is no guarantee that 2019 Municipals will be able to achieve its investment objectives. An investment in 2019 Municipals is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. 2019 Municipals does not have a full calendar year of operating history and so no performance information is provided.

5

Managed Income Term Trust

Investment Adviser. 2019 Municipals’ investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing client investment assets since 1924 and managing investment funds since 1931. Eaton Vance and its subsidiaries currently manage over $125 billion on behalf of funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Portfolio Managers. 2019 Municipals is managed by a portfolio management team that consists of William Ahern, Craig Brandon, Cynthia Clemson and Adam Weigold. Each member of the management team is a Vice President of Eaton Vance and manages other Eaton Vance municipal bond portfolios. The team has managed 2019 Municipals since inception and each team member has been employed by Eaton Vance for over 5 years.

Tax Information • Distributions will be paid monthly. • Distributions ordinarily will constitute federally tax-exempt income to shareholders.

For important information about purchase and sale of shares and financial intermediary compensation, please turn to “Important Information Regarding Series Trust Shares” on page 19 of this prospectus.

6

Managed Income Term Trust

2029 Municipals (ticker to be added)

Investment objectives: 2029 Municipals is an open-end investment company seeking current tax-exempt income and return of principal value upon termination in 2029.

Fees and Expenses: The following tables describe the fees and expenses that you may pay if you buy and hold shares of 2029 Municipals. You may qualify for a reduced Class A sales charge if you invest at least $100,000 or agree to investment at least this amount over a 13-month period and exercise the Right of Accumulation or a Statement of Intention. More information about these and other reduced sales charges is available from your financial intermediary, and is explained in Sales Charges on page [ ] of the prospectus and in Sales Charges on page [ ] of the statement of additional information.

Shareholder fees (paid by directly from your investment)	Class A	Class I

Maximum sales charge (load) (as percentage of offering price)	2.25%	None
Maximum sales charge imposed on reinvested distributions	None	None
Exchange fee	None	None

Annual operating expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Trust Series operating expenses (expenses that are
deducted from Trust Series assets)	Class A	Class I

Management fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25%	n/a
Other expenses	0.15%	0.15%
Total annual fund operating expenses*	0.80%	0.55%

*	2029 Municipals’ investment adviser, Eaton Vance Management, has agreed to reimburse 2029 Municipals’ expenses to the extent they exceed 0.80% for Class A shares and 0.55% for Class I shares annually until ______________, 2010.

Example: This Example is intended to help you compare the cost of investing in 2029 Municipals with the cost of investing in other open-end investment companies. The Example assumes that you invest $10,000 in 2029 Municipals for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in 2029 Municipals Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$305	$475
Class I	$56	$176

7

Managed Income Term Trust

Portfolio Turnover: 2029 Municipals pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect 2029 Municipals’ performance. As noted below, 2029 Municipals intends to have a relatively low portfolio turnover rate.

Principal investment strategies, risks and performance

  Under normal conditions, 2029 Municipals will invest primarily in a diversified portfolio of municipal obligations that are expected to mature or prepay in 2029.
  2029 Municipals will invest in obligations rated A or higher at the time of acquisition or, if unrated, determined by the investment adviser to be of comparable quality. In the event an obligation is downgraded (including to below investment grade credit quality), 2029 Municipals may continue to hold the obligation if the investment adviser believes it is advantageous to do so.
  2029 Municipals’ investment adviser will acquire municipal obligations based on an evaluation of their relative value, including an assessment of creditworthiness, and with the general intention of retaining them until 2029 or their earlier maturity or prepayment date. However, the investment adviser may sell obligations to meet net redemptions or if it determines it would be in 2029 Municipals’ best interest to do so. While 2029 Municipals will be actively managed, it is expected to have low portfolio turnover relative to more actively managed municipal funds.
  2029 Municipals will seek to return principal value to shareholders by realizing the par value of investments upon their maturity or prepayment, or by selling securities in advance of their maturity or prepayment. 2029 Municipals is expected to terminate and make a final distribution to shareholders on or about December 31, 2029. To facilitate an orderly wind-down, 2029 Municipals may commence a mandatory redemption of a portion of its shares earlier in 2019.
  2029 Municipals may concentrate in certain types of municipal obligations (such as general obligations, municipal leases and industrial development bonds). 2029 Municipals also may concentrate in a particular economic sector (such as housing bonds, hospital bonds or utility bonds).
  2029 Municipals will not invest in obligations the income from which is subject to federal alternative minimum tax.
  2029 Municipals will not invest in derivatives for any purpose (including hedging) or employ financial leverage.
  To provide transparency of portfolio holdings and transaction activity to shareholders, it is expected that 2029 Municipals’ portfolio holdings will be disclosed on the Eaton Vance website (www.eatonvance.com) on a regular basis, initially weekly with a one week lag.

Principal investment risks

  Principal risk. While the investment adviser will seek to manage 2029 Municipals to return the principal value of shareholders’ investments upon its termination in 2029, there is no guarantee that this objective will be achieved. Shareholders who purchase shares at higher prices are less likely to achieve a full return of their principal investment than shareholders who purchase shares at lower prices.
  Income risk. 2029 Municipals’ income distributions will fluctuate over time.
  Duration risk. Obligations with longer maturities may offer higher yields than obligations with shorter maturities, but are subject to greater fluctuations in value when interest rates change. Because 2029 Municipals expects to invest primarily in municipal obligations that are expected to mature or prepay in

8

Managed Income Term Trust

  2029, its net asset value per share will fluctuate more in response to changes in market interest rates in its earlier years than if it invested primarily in shorter-term obligations.
  Interest rate risk. When interest rates rise, the value of your shares typically will decline. 2029 Municipals’ yield will vary as share values change.
  Reinvestment risk. If obligations owned by 2029 Municipals are pre-paid by their issuer or sold, the proceeds may be reinvested at market interest rates that are below 2029 Municipals’ current earning rate, reducing future income distributions.
  Longer maturities risk. 2029 Municipals may invest in municipal obligations that have a maturity beyond 2029, including obligations that the investment adviser expects to be called or otherwise prepay in or before 2019. Changes in market interest rates or other factors may cause obligations that are expected to prepay not to do so before termination of 2029 Municipals. Sales of such obligations upon termination of 2029 Municipals would involve transaction costs and such obligations may not realize their par value or current market value when sold.
  Concentration risk. To the extent that 2029 Municipals concentrates its investments in a type of municipal obligation or a particular economic sector, it may be more susceptible to adverse economic or regulatory occurrences that adversely affected such investment type or sector.
  Credit risk. In an economic downturn or as a result of regulatory actions, the ability of municipal issuers to make principal and/or interest payments may be diminished and an issuer may default. At times, 2029 Municipals may hold obligations rated below investment grade. Because obligations rated below investment grade are more sensitive to the financial soundness of their issuers than higher quality obligations, 2029 Municipals shares may fluctuate more in value at such times than shares of a fund investing solely in higher quality obligations.
  Municipal bond market risks. The amount of public information available about the municipal bonds in the Trust's portfolio is generally less than that for corporate equities or bonds and the investment performance of 2029 Municipals may therefore be more dependent on the analytical abilities of the investment adviser than would be a stock fund or taxable bond fund. The secondary market for municipal bonds also tends to be less well-developed or liquid than many other securities markets, which may adversely affect 2029 Municipals’ ability to sell its bonds at attractive prices.
  Liquidity risk. Municipal obligations can experience downturns in trading activity. During such periods, the spread can widen between the price at which an obligation can be purchased and the price at which it can be sold. Less liquid obligations can become more difficult to value and be subject to erratic price movements.
  Risks associated with shareholder activity. 2029 Municipals’ ability to achieve its objective to return principal value upon termination will depend in part on the purchase and redemption activities of its shareholders. The timing and amount of purchase and redemption activity over the life of 2029 Municipals may interfere with its ability to return principal value. Also, if 2029 Municipals experiences significant inflows or outflows, reinvestment risks may be more significant than if such flows are not experienced.
  General investment risks. 2029 Municipals is not a complete investment program and you may lose money by investing in 2029 Municipals. There is no guarantee that 2029 Municipals will be able to achieve its investment objectives, including a return of invested principal at its termination. An investment in 2029 Municipals is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. 2029 Municipals does not have a full calendar year of operating history and so no performance information is provided.

9

Managed Income Term Trust

Investment Adviser. 2029 Municipals’ investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing client investment assets since 1924 and managing investment funds since 1931. Eaton Vance and its subsidiaries currently manage over $125 billion on behalf of funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Portfolio Managers. 2029 Municipals is managed by a portfolio management team that consists of William Ahern, Craig Brandon, Cynthia Clemson and Adam Weigold. Each member of the management team is a Vice President of Eaton Vance and manages other Eaton Vance municipal bond portfolios. The team has managed 2029 Municipals since inception and each team member has been employed by Eaton Vance for over 5 years.

Tax Information • Distributions will be paid monthly. • Distributions ordinarily will constitute federally tax-exempt income to shareholders

For important information about purchase and sale of shares and financial intermediary compensation, please turn to “Important Information Regarding Series Trust Shares” on page 19 of this prospectus.

10

Managed Income Term Trust

2019 Investment Grade Corporates

(ticker to be added)

Investment objectives: 2019 Investment Grade Corporates is an open-end investment company seeking current income and return of principal value upon termination in 2019.

Fees and Expenses: The following tables describe the fees and expenses that you may pay if you buy and hold shares of 2019 Investment Grade Corporates. You may qualify for a reduced Class A sales charge if you invest at least $100,000 or agree to investment at least this amount over a 13-month period and exercise the Right of Accumulation or a Statement of Intention. More information about these and other reduced sales charges is available from your financial intermediary, and is explained in Sales Charges on page [ ] of the prospectus and in Sales Charges on page [ ] of the statement of additional information.

Shareholder fees (paid by directly from your investment)	Class A	Class I

Maximum sales charge (load) (as percentage of offering price)	2.25%	None
Maximum sales charge imposed on reinvested distributions	None	None
Exchange fee	None	None

Annual Trust Series operating expenses (expenses that are deducted from Trust Series assets)
	Class A	Class I

Management fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25%	n/a
Other expenses	0.15%	0.15%
Total annual fund operating expenses*	0.80%	0.55%

*	2019 Investment Grade Corporates’ investment adviser, Eaton Vance Management, has agreed to reimburse 2019 Investment Grade Corporates’ expenses to the extent they exceed 0.80% for Class A shares and 0.55% for Class I shares annually until _________, 2010.

Example: This Example is intended to help you compare the cost of investing in 2019 Investment Grade Corporates with the cost of investing in other open-end investment companies. The Example assumes that you invest $10,000 in 2019 Investment Grade Corporates for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in 2019 Investment Grade Corporates Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$305	$475
Class I	$56	$176

11

Managed Income Term Trust

Portfolio Turnover: 2019 Investment Grade Corporates pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect 2019 Investment Grade Corporates’ performance. As noted below, 2019 Investment Grade Corporates intends to have a relatively low portfolio turnover rate.

Principal investment strategies, risks and performance

  Under normal conditions, 2019 Investment Grade Corporates will invest primarily in a diversified portfolio of non-convertible debt securities issued by corporations or related entities that are expected to mature in 2019.
  2019 Investment Grade Corporates will invest in securities rated investment grade at the time of acquisition or determined by the investment adviser to be of comparable quality. In the event a security is downgraded (including to below investment grade credit quality), 2019 Investment Grade Corporates may continue to hold the obligation if the investment adviser believes it is advantageous to do so.
  2019 Investment Grade Corporates may invest in dollar denominated securities issued by entities domiciled outside of the United States.
  2019 Investment Grade Corporates’ investment adviser will acquire securities based on an evaluation of their creditworthiness and with a general intent to retain them until 2019 or their earlier maturity or prepayment date. However, the investment adviser may sell obligations to meet net redemptions or if it determines it would be in 2019 Investment Grade Corporates’ best interest to do so. While 2019 Investment Grade Corporates will be actively managed, it is expected to have low portfolio turnover relative to more actively managed corporate debt funds.
  2019 Investment Grade Corporates will seek to return principal value to shareholders by realizing the par value of its investments upon their maturity or prepayment, or by selling securities in advance of their maturity or prepayment. 2019 Investment Grade Corporates is expected to terminate and make a final distribution to shareholders on or about December 31, 2019. To facilitate an orderly wind-down, 2019 Investment Grade Corporates may commence a mandatory redemption of a portion of its shares earlier in 2019.
  2019 Investment Grade Corporates will not invest in derivatives for any purpose (including hedging) or employ financial leverage.
  To provide transparency of portfolio holdings and transaction activity to shareholders, it is expected that 2019 Investment Grade Corporates’ portfolio holdings will be disclosed on the Eaton Vance website (www.eatonvance.com) on a regular basis, initially weekly with a one week lag.

Principal investment risks

  Principal risk. While the investment adviser will seek to manage 2019 Investment Grade Corporates to return the principal value of shareholders’ investments upon its termination in 2019, there is no guarantee that this objective will be achieved. Shareholders who purchase shares at higher prices are less likely to achieve a full return of their principal investment than shareholders who purchase shares at lower prices.
  Income risk. While the investment adviser will seek to manage 2019 Investment Grade Corporates to provide a relatively consistent rate of current income, its income distributions may fluctuate over time.
  Duration risk. Securities with longer maturities may offer higher yields than securities with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. Because

12

Managed Income Term Trust

  2019 Investment Grade Corporates expects to invest primarily in corporate obligations that are expected to mature in 2019, its net asset value per share will fluctuate more in response to changes in market interest rates in its earlier years than if it invested primarily in shorter-term securities.
  Interest rate risk. When interest rates rise, the value of shares of 2019 Investment Grade Corporates typically will decline. The yield on 2019 Investment Grade Corporates will vary as share prices change.
  Credit risk. During an economic downturn or under certain other circumstances, the ability of issuers to make principal and/or interest payments may be diminished and an issuer may default. At times, 2019 Investment Grade Corporates may hold securities rated below investment grade. Because securities rated below investment grade are more sensitive to the financial soundness of their issuers than higher quality securities, 2019 Investment Grade Corporates shares may fluctuate more in value at such times than shares of a fund investing solely in higher quality securities.
  Foreign investing risks. Because 2019 Investment Grade Corporates may invest in dollar denominated securities of non-U.S. issuers, the value of its shares may be affected by developments abroad. Foreign investments also may be subject to different accounting and legal standards, greater market volatility and differing securities market and administrative structures.
  Reinvestment risk. If obligations owned by 2019 Investment Grade Corporates are sold, the proceeds may be reinvested at market interest rates that are below 2019 Investment Grade Corporates’ current earning rate, reducing future income distributions.
  Longer maturities risk. 2019 Investment Grade Corporates may invest in corporate debt securities that have a maturity beyond 2019. Sales of such securities upon termination of 2019 Investment Grade Corporates would involve transaction costs and such securities may not realize their par value or current market value when sold.
  Liquidity risks. Corporate debt securities can experience downturns in trading activity. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
  Risks associated with shareholder activity. 2019 Investment Grade Corporates’ ability to achieve its objective to return principal value upon termination will depend in part on the purchase and redemption activities of its shareholders. The timing and amount of purchase and redemption activity over the life of 2029 Municipals may interfere with its ability to return principal value. Also, if 2019 Investment Grade Corporates experiences significant inflows or outflows, reinvestment risks may be more significant than if such flows are not experienced.
  General investment risks. 2019 Investment Grade Corporates is not a complete investment program and you may lose money by investing in 2019 Investment Grade Corporates. There is no guarantee that 2019 Investment Grade Corporates will be able to achieve its investment objectives. An investment in 2019 Investment Grade Corporates is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. 2019 Investment Grade Corporates does not have a full calendar year of operating history and so no performance information is provided.

Investment Adviser. 2019 Investment Grade Corporates’ investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing client investment assets since 1924 and managing investment funds since 1931. Eaton Vance and its subsidiaries currently manage over $125 billion on behalf of funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

13

Managed Income Term Trust

Portfolio Managers. 2019 Investment Grade Corporates’ portfolio managers are John Croft and Thomas Luster. Messrs. Croft and Luster are Vice Presidents of Eaton Vance and have managed 2019 Investment Grade Corporates since inception. They have been employed by Eaton Vance for over 5 years. Mr. Luster manages other Eaton Vance portfolios.

Tax Information • Distributions will be paid monthly. • Distributions ordinarily will constitute taxable income to shareholders

For important information about purchase and sale of shares and financial intermediary compensation, please turn to “Important Information Regarding Series Trust Shares” on page 19 of this prospectus.

14

Managed Income Term Trust

2019 Investment Grade Non-Financial Corporates

(ticker to be added)

Investment objectives: 2019 Investment Grade Non-Financial Corporates is an open-end investment company seeking current income and return of principal value upon termination in 2019.

Fees and Expenses: The following tables describe the fees and expenses that you may pay if you buy and hold shares of 2019 Investment Grade Non-Financial Corporates. You may qualify for a reduced Class A sales charge if you invest at least $100,000 or agree to investment at least that amount over a 13-month period and exercise the Right of Accumulation or a Statement of Intention. More information about these and other reduced sales charges is available from your financial intermediary, and is explained in Sales Charges on page [ ] of the prospectus and in Sales Charges on page [ ] of the statement of additional information.

Shareholder fees (paid by directly from your investment)	Class A	Class I

Maximum sales charge (load) (as percentage of offering price)	2.25%	None
Maximum sales charge imposed on reinvested distributions	None	None
Exchange fee	None	None

Annual Trust Series operating expenses (expenses that are deducted from Trust Series assets)
	Class A	Class I

Management fees	0.40%	0.40%
Distribution (Rule 12b-1) Fees	0.25%	n/a
Other expenses	0.15%	0.15%
Total annual fund operating expenses*	0.80%	0.55%

*	2019 Investment Grade Non-Financial Corporates’ investment adviser, Eaton Vance Management, has agreed to reimburse 2019 Investment Grade Non-Financial Corporates’ expenses to the extent they exceed 0.80% for Class A shares and 0.55% for Class I shares annually until __________, 2010.

Example: This Example is intended to help you compare the cost of investing in 2019 Investment Grade Non-Financial Corporates with the cost of investing in other open-end investment companies. The Example assumes that you invest $10,000 in 2019 Investment Grade Non-Financial Corporates for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same as stated in 2019 Investment Grade Non-Financial Corporates Fees and Expenses tables above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years

Class A	$305	$475
Class I	$56	$176

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Managed Income Term Trust

Portfolio Turnover: 2019 Investment Grade Non-Financial Corporates pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect 2019 Investment Grade Non-Financial Corporates’ performance. As noted below, 2019 Investment Grade Corporates intends to have a relatively low portfolio turnover rate.

Principal investment strategies, risks and performance

  Under normal conditions, 2019 Investment Grade Non-Financial Corporates will invest primarily in a diversified portfolio of non-convertible debt securities issued by corporations (other than those in the financial sector) or related entities that are expected to mature in 2019. An issuer will be deemed to be in the financial sector if its revenues and operating profits are derived primarily from banking, insurance, brokerage, asset management or the provision of other financial or investment services.
  2019 Investment Grade Non-Financial Corporates will invest in securities rated investment grade at the time of acquisition or determined by the investment adviser to be of comparable quality. In the event a security is downgraded (including to below investment grade credit quality), 2019 Investment Grade Non- Financial Corporates may continue to hold the obligation if the investment adviser believes it is advantageous to do so.
  2019 Investment Grade Non-Financial Corporates may invest in dollar denominated securities issued by entities domiciled outside of the United States.
  2019 Investment Grade Non-Financial Corporates’ investment adviser will acquire securities based on an evaluation of their creditworthiness and with the general intent to retain them until 2019 or their earlier maturity or prepayment date. However, the investment adviser may sell obligations to meet net redemptions or if it determines it would be in 2019 Investment Grade Non-Financial Corporates’ best interest to do so. While 2019 Investment Grade Non-Financial Corporates will be actively managed, it is expected to have low portfolio turnover relative to more actively managed corporate debt funds.
  2019 Investment Grade Non-Financial Corporates will seek to return principal value to shareholders by realizing the par value of its investments upon their maturity or prepayment, or by selling securities in advance of their maturity or prepayment. 2019 Investment Grade Non-Financial Corporates is expected to terminate and make a final distribution to shareholders on or about December 31, 2019. To facilitate an orderly wind-down, 2019 Investment Grade Non-Financial Corporates may commence a mandatory redemption of a portion of its shares earlier in 2019.
  2019 Investment Grade Non-Financial Corporates will not invest in derivatives for any purpose (including hedging) or employ financial leverage.
  To provide transparency of portfolio holdings and transaction activity to shareholders, it is expected that 2019 Investment Grade Non-Financial Corporates’ portfolio holdings will be disclosed on the Eaton Vance website (www.eatonvance.com) on a regular basis, initially weekly with a one week lag.

Principal investment risks

  Principal risk. While the investment adviser will seek to manage 2019 Investment Grade Non-Financial Corporates to return the principal value of shareholders’ investments upon its termination in 2019, there is no guarantee that this objective will be achieved. Shareholders who purchase shares at higher prices are less likely to achieve a full return of their principal investment than shareholders who purchase shares at lower prices.
  Income risk. While the investment adviser will seek to manage 2019 Investment Grade Non-Financial Corporates to provide a relatively consistent rate of current income, its income distributions may fluctuate over time.

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  Duration risk. Securities with longer maturities may offer higher yields than securities with shorter maturities, but they are subject to greater fluctuations in value when interest rates change. Because 2019 Investment Grade Non-Financial Corporates expects to invest primarily in non-financial corporate obligations that are expected to mature in 2019, its net asset value per share will fluctuate more in response to changes in market interest rates in its earlier years than if it invested primarily in shorter-term securities.
  Interest rate risk. When interest rates rise, the value of shares of 2019 Investment Grade Non-Financial Corporates typically will decline. The yield on 2019 Investment Grade Non-Financial Corporates will vary as share values change.
  Credit risk. During an economic downturn or under certain other circumstances, the ability of issuers to make principal and/or interest payments may be diminished and an issuer may default. At times, 2019 Investment Grade Non-Financial Corporates may hold securities rated below investment grade. Because securities rated below investment grade are more sensitive to the financial soundness of their issuers than higher quality securities, 2019 Investment Grade Non-Financial Corporates shares may fluctuate more in value at such times than shares of a fund investing solely in higher quality securities.
  Foreign investing risks. Because 2019 Investment Grade Non-Financial Corporates may invest in dollar denominated securities of non-U.S. issuers, the value of its shares may be affected by developments abroad. Foreign investments also may be subject to different accounting and legal standards, greater market volatility and differing securities market and administrative structures.
  Reinvestment risk. If obligations owned by 2019 Investment Grade Non-Financial Corporates are sold, the proceeds may be reinvested at market interest rates that are below 2019 Investment Grade Non- Financial Corporates’ current earning rate, reducing future income distributions.
  Longer maturities risk. 2019 Investment Grade Non-Financial Corporates may invest in corporate securities that have a maturity beyond 2019. Sales of such securities upon termination of 2019 Investment Grade Non-Financial Corporates would involve transaction costs and such securities may not realize their par value or current market value when sold.
  Liquidity risks. Corporate debt securities can experience downturns in trading activity. During such periods, the spread can widen between the price at which a security can be purchased and the price at which it can be sold. Less liquid securities can become more difficult to value and be subject to erratic price movements.
  Risks associated with shareholder activity. 2019 Investment Grade Non-Financial Corporates’ ability to achieve its objective to return principal value upon termination will depend in part on the purchase and redemption activities of its shareholders. The timing and amount of purchase and redemption activity over the life of 2019 Investment Grade Corporates may interfere with its ability to return principal value.
  Also, if 2019 Investment Grade Corporates experiences significant inflows or outflows, reinvestment risks may be more significant than if such flows are not experienced.
  General investment risks. 2019 Investment Grade Non-Financial Corporates is not a complete investment program and you may lose money by investing in 2019 Investment Grade Non-Financial Corporates. There is no guarantee that 2019 Investment Grade Non-Financial Corporates will be able to achieve its investment objectives. An investment in 2019 Investment Grade Non-Financial Corporates is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information. 2019 Investment Grade Non-Financial Corporates does not have a full calendar year of operating history and so no performance information is provided.

Investment Adviser. 2019 Investment Grade Non-Financial Corporates’ investment adviser is Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing client investment assets since 1924 and managing investment funds since 1931. Eaton

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Vance and its subsidiaries currently manage over $125 billion on behalf of funds, institutional clients and individuals. The investment adviser manages investments pursuant to an investment advisory agreement. Information about advisory fees and portfolio managers is set forth below.

Portfolio Managesr. 2019 Investment Grade Non-Financial Corporates’ portfolio managers are John Croft and Thomas Luster. Messrs. Croft and Luster are Vice Presidents of Eaton Vance and have managed 2019 Investment Grade Non-Financial Corporates since inception. They have been employed by Eaton Vance for over 5 years. Mr. Luster manages other Eaton Vance portfolios.

Tax Information • Distributions will be paid monthly. • Distributions ordinarily will constitute taxable income to shareholders

For important information about purchase and sale of shares and financial intermediary compensation, please turn to “Important Information Regarding Series Trust Shares” on page 19 of this prospectus.

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Important Information Regarding Series Trust Shares

Purchase & Sales Information

  The investment minimum for Class A shares is $5,000 and for Class I shares is $250,000. The minimum initial investment is waived in certain circumstances. There is no minimum for subsequent investments.
  You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). You may request an account application by calling 1-800- 262-1122.
  Purchases will be executed at the net asset value on the purchase date (plus any applicable sale charge).
  Class A shares are offered at net asset value plus a front-end sales charge that is determined by the amount of your investment. This charge is deducted from the amount you invest. The Class A sales charge may be reduced for purchases of $100,000 or more. Class I shares are offered at net asset value.
  You may redeem shares through your investment dealer, by sending a request to the transfer agent (see back cover for address), or you can redeem up to $100,000 per account per day by calling 1-800-262- 1122, Monday through Friday, 8:00 a.m. to 6:00 p.m.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase a Trust Series through a broker-dealer or other financial intermediary (such as a bank)(collectively, financial intermediaries), the Trust Series and its related companies may pay the financial intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the financial intermediary and your salesperson to recommend the Trust Series over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

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Investment Objectives & Principal Policies and Risks

A statement of the investment objectives and principal policies and risks of each of 2019 Municipals, 2029 Municipals, 2019 Investment Grade Corporates and 2019 Investment Grade Non-Financial Corporates (each referred to herein as a Trust Series) appears in the Summaries above. Set forth below is additional information about the Trust Series’ investment strategies and related risks.

2019 Municipals and 2029 Municipals. 2019 Municipals and 2029 Municipals (the Municipal Series) seek to achieve their investment objectives by investing at least 80% of their net assets during periods of normal market conditions in municipal obligations, the interest on which is exempt from regular federal income tax. This is a fundamental policy of each Municipal Series, which may only be changed with shareholder approval. The Municipal Series’ investment objectives and certain other policies may be changed by the Trustees without shareholder approval. There is no present intention to make any such change and shareholders will receive at least 60 days’ notice of any material change in a Municipal Series’ investment objectives.

Under normal market conditions, each Municipal Series will invest in municipal obligations rated at least A or higher by Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Group (“S&P”) or Fitch Ratings (“Fitch”)) at the time of acquisition or, if unrated, determined by the investment adviser to be of comparable quality. In the event an obligation is downgraded (including to below investment grade credit quality, but not lower than B), a Municipal Series may continue to hold the obligation if the investment adviser believes it is advantageous to do so. To the extent a Municipal Series owns lower rated obligations, such obligations may be subject to greater credit and liquidity risks than other investments held by such Series.

Municipal obligations include bonds, notes and commercial paper issued by a municipality, a group of municipalities or other issuers of qualified federally tax-exempt debt issued for a wide variety of both public and private purposes. Municipal obligations include municipal leases and participations in municipal leases. An issuer’s obligation under such leases is often subject to the appropriation by a legislative body, on an annual or other basis, of funds for the payment of the obligations. Certain municipal obligations may be purchased on a “when-issued” basis, which means that payment and delivery occur on a future settlement date. The purchase price of such securities are generally fixed on the date of commitment to purchase.

The net asset value of a Municipal Series’ shares will change in response to changes in prevailing interest rates and changes in the value of its securities. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer as well as any actual or anticipated change to the tax treatment of securities held by a Municipal Series. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation. To the extent that securities held by a Municipal Series are insured as to principal and interest payments by insurers whose claims-paying ability or other rating is downgraded by a ratings agency, the value of such securities may be affected. When the supply of municipal obligations exceeds demand, the value of shares may decline. The increased presence of non-traditional participants in the municipal markets may lead to greater volatility in the markets.

2019 Investment Grade Corporates and 2019 Investment Grade Non-Financial Corporates. 2019 Investment Grade Corporates and 2019 Investment Grade Non-Financial Corporates (the Corporate Series) seek to achieve their investment objectives by investing at least 80% of their net assets during periods of normal market conditions in non-convertible debt securities issued by corporations or related entities that, in the case of 2019 Investment Grade Non-Financial Corporates, do not have revenues and operating profits derived primarily from banking, insurance, brokerage, asset management or the provision of other financial or investment services.

Each Corporate Series will invest in securities that are rated BBB or higher by S&P or Baa or higher by Moody’s or determined by the investment adviser to be of comparable quality. In the event an obligation is downgraded (including to below investment grade credit quality), a Corporate Series may continue to hold the obligation if the investment adviser believes it is advantageous to do so. To the extent a Corporate Series owns lower rated securities, such securities may be subject to greater credit and liquidity risks than other investments held by the Corporate Series.

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The net asset value of a Corporate Series’ shares will change in response to changes in prevailing interest rates and changes in the value of its securities. The value of securities held will be affected by the credit quality of the issuer of the obligation, and general economic and business conditions that affect the specific economic sector of the issuer. Changes by rating agencies in the rating assigned to an obligation may also affect the value of that obligation. When the supply of corporate obligations exceeds demand, the value of shares may decline.

Policies common to Municipal Series and Corporate Series. The investment adviser’s process for selecting securities for purchase and sale by the Municipal Trust Series and Corporate Trust Series (each a Trust Series) is research intensive and emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of the security’s market value or of the liquidity of an investment in the security. A credit rating may have a modifier (such as plus, minus or a numerical modifier) to denote its relative status within the rating. The presence of a modifier does not change the security’s credit rating (meaning that BBB- and Baa3 are within the investment grade rating).

Each Trust Series may invest in zero coupon bonds, which do not require the issuer to make periodic interest payments. The values of these bonds are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. A Trust Series accrues income on these investments and is required to distribute that income each year. A Trust Series may be required to sell securities to obtain cash needed for income distributions.

The limited liquidity of certain securities in which a Trust Series may invest (including those eligible for resale under Rule 144A of the Securities Act of 1933) could affect their market prices. In the event such securities are sold under adverse conditions, realized proceeds may be less than current value, thereby adversely affecting the Trust Series’ net asset value and income distributions. The amount of publicly available information about certain obligations may be limited and the investment performance of a Trust Series may be more dependent on the investment adviser’s analysis than if this were not the case.

Each Trust Series may borrow amounts up to one-third of the value of its total assets (including assets acquired using borrowings), but it will not borrow more than 5% of the value of its total assets except to satisfy redemption requests or for other temporary purposes. Such borrowings would result in increased expense to a Trust Series and, while they are outstanding, would magnify increases or decreases in the value of Trust Series shares. No Trust Series will purchase additional investment securities while outstanding borrowings exceed 5% of the value of its total assets.

During unusual market conditions, a Trust Series may temporarily invest up to 50% (in the case of the Municipal Series) or 100% (in the case of the Corporate Series) of its total assets in cash or cash equivalents, which may not be consistent with the Trust Series’ investment objectives. While temporarily invested, a Trust Series may not achieve its objectives, and, in the case of the Municipal Series, interest income from temporary investments may be taxable. A Trust Series might not use all of the strategies or invest in all of the types of securities described in this Prospectus or the Statement of Additional Information. While at times a Trust Series may use alternative investment strategies in an effort to limit its losses, it may choose not to do so.

Each Trust Series’ investment policies include a fundamental investment provision allowing the Trust Series to invest substantially all of its investable assets in one or more open-end management investment companies having substantially the same investment policies and restrictions as the Trust Series. Any such company or companies would be advised by the Trust Series’ investment adviser (or an affiliate). A Trust Series will indirectly bear its proportionate share of any management fees paid by investment companies in which it invests. Each Trust Series may initiate investments in one or more investment companies at any time without shareholder approval.

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Management and Organization

Management. Each Trust Series’ investment adviser is Eaton Vance Management (Eaton Vance), with offices at Two International Place, Boston, MA 02110. Eaton Vance has been managing client investment assets since 1924 and managing investment funds since 1931. Eaton Vance and its affiliates currently manage over $125 billion on behalf of funds, institutional clients and individuals.

The investment adviser manages the investments of each Trust Series and provides administrative services and related office facilities. Under its investment advisory and administrative services agreement with a Trust Series, Eaton Vance receives a monthly fee equal to 0.40% annually of the average daily net assets of a Trust Series up to $1 billion. On assets of $1 billion or more, the annual fee is reduced.

Each Trust Series’ shareholder report will provide information regarding the basis for the Trustees’ approval of the Trust Series’ investment advisory agreement.

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Trust Series shares.

Eaton Vance also serves as the sub-transfer agent for each Trust Series. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate fee based upon the actual expenses it incurs in the performance of sub-transfer agency services. This fee is paid to Eaton Vance by the Trust Series’ transfer agent from the fees the transfer agent receives from the Eaton Vance funds.

Organization. Each Trust Series is a series of Eaton Vance Managed Income Term Trust (the Trust), a Massachusetts business trust. Each Trust Series offers multiple classes of shares. Each Class represents a pro rata interest in the Trust Series but is subject to different expenses and rights. The Trust Series do not hold annual shareholder meetings but may hold special meetings for matters that require shareholder approval (such as electing or removing trustees, approving management or advisory contracts or changing investment policies that may only be changed with shareholder approval).

Valuing Shares

Each Trust Series values its shares once each day when the New York Stock Exchange is open for trading (typically Monday through Friday), as of the close of regular trading on the Exchange (normally 4:00 p.m. eastern time). The purchase price of Fund shares is their net asset value (plus a sales charge), which is derived from the value of Fund holdings. The Trustees have adopted procedures for valuing investments and have delegated to the investment adviser the daily valuation. Municipal obligations owned by the Municipal Series and corporate debt securities owned by the Corporate Series normally are valued on the basis of valuations furnished by a pricing service. The pricing service considers various factors relating to securities and market transactions to determine value. In certain situations, the investment adviser may use the fair value of a security if market prices are unavailable or deemed unreliable. A security that is fair valued may be valued at a price higher or lower than actual market quotations or the value determined by other funds using their own fair valuation procedures. The investment adviser expects to use fair value pricing for municipal obligations and corporate debt securities under limited circumstances, such as when an obligation is not priced by the pricing service or is in default. Eaton Vance has a Valuation Committee that oversees the valuation of investments.

Purchasing Shares

You may purchase shares through your investment dealer or by mailing an account application form to the transfer agent (see back cover for address). Purchases will be executed at the net asset value (plus any applicable sales charge) next determined after their receipt in good order by the Trust Series’ transfer agent. The transfer agent or your investment dealer must receive your purchase in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) for your purchase to be

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effected at that day’s net asset value. When purchasing shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specified time each day in order for the purchase to be effected that day. It is the investment dealer’s responsibility to transmit orders promptly. Purchase orders may be accepted based on the time of their receipt by certain investment dealers (or their designated intermediaries).

If you purchase shares through an investment dealer, that dealer may charge you a fee for executing the purchase for you. A Trust Series may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Trust Series do not issue share certificates.

Class A Shares. Your initial investment must be at least $5,000. After your initial investment, additional investments may be made in any amount at any time by sending a check payable to the order of the Trust Series or the transfer agent directly to the transfer agent (see back cover for address). Please include your name and account number and the name of the Trust Series and Class of shares with each investment. You may make automatic investments of $50 or more each month or each quarter from your bank account. You can establish bank automated investing on the account application or by providing written instructions. Please call 1-800-262-1122 for further information. The minimum initial investment amount and policy of redeeming accounts with low account balances are waived for bank automated investing accounts, certain group purchase plans (including tax-deferred retirement and other pension plans, and proprietary fee-based programs sponsored by broker-dealers) and for persons affiliated with Eaton Vance and certain fund service providers (as described in the Statement of Additional Information).

Class I Shares. Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain fund service providers. Your initial investment generally must be at least $250,000. Subsequent investments of any amount may be made at any time. The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Trust Series service providers (as described in the Statement of Additional Information). The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares of the Trust Series is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through an investment dealer or by requesting your bank to transmit immediately available funds (federal funds) by wire. To make an initial investment by wire, you must complete an account application and telephone the Eaton Vance Order Department at 1-800-262-1122 to be assigned an account number. You may request a current account application by calling 1-800-262-1122. The Eaton Vance Order Department must be advised by telephone of each additional investment by wire.

Restrictions on Excessive Trading and Market Timing. The Trust Series are not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales or exchanges of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales or exchanges of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales or exchanges of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

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A fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including certain municipal obligations) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “Valuing Shares”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price arbitrage to the detriment of a Trust Series.

The Boards of Trustees of the Eaton Vance funds have adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, if an investor (through one or more accounts) makes more than one round-trip exchange (exchanging from one fund to another fund and back again) within 90 days, it will be deemed to constitute market timing or excessive trading. Under the policies, each Trust Series or its principal underwriter will reject or cancel a purchase order, suspend or terminate the exchange privilege or terminate the ability of an investor to invest in the Eaton Vance funds if the Trust Series or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Trust Series. Each Trust Series and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. Each Trust Series or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in a Trust Series are inherently subjective and will be made in a manner believed to be in the best interest of a Trust Series’ shareholders. No Eaton Vance fund has any arrangement to permit market timing.

The following fund share transactions generally are exempt from the market timing and excessive trading policy described above because the Trust Series and the principal underwriter believe they generally do not raise market timing or excessive trading concerns:

  transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by a Trust Series (e.g., for failure to meet applicable account minimums);
  transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;
  transactions made by asset allocation and wrap programs where the adviser to the program directs transactions in the accounts participating in the program in concert with changes in a model portfolio; or
  transactions in shares of Eaton Vance Cash Management Fund, Eaton Vance Money Market Fund, Eaton Vance Tax Free Reserves and Eaton Vance Institutional Short Term Income Fund.

It may be difficult for the Trust Series or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Trust Series and the principal underwriter have provided guidance to financial intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Eaton Vance funds’ market timing and excessive trading policies to Trust Series shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Trust Series. The Trust Series or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to a Trust Series. Such policy may be more or less restrictive than the Trust Series’ policy. Although each Trust Series or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Trust Series and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. Each Trust Series and the principal underwriter generally rely on the financial intermediaries to monitor trading activity in good faith in accordance with their own or Trust Series policies. The Trust Series and the principal underwriter cannot ensure that these financial

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intermediaries will in all cases apply the policies of the Trust Series or their own policies, as the case may be, to accounts under their control.

Choosing a Share Class. Each Trust Series offers multiple classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different purchase eligibility requirements, different sales charges and expenses and will likely have different share prices due to differences in class expenses. Because Class I shares have lower expenses than Class A shares, their returns are higher.

Payments to Investment Dealers. In addition to payments disclosed under "Sales Charges" below, the principal underwriter, out of its own resources, may make cash payments to certain investment dealers who provide marketing support, transaction processing and/or administrative services and, in some cases, include some or all Eaton Vance funds in preferred or specialized selling programs. Payments made by the principal underwriter to an investment dealer may be significant and are typically in the form of fees based on fund sales, assets, transactions processed and/or accounts attributable to that investment dealer. Investment dealers also may receive amounts from the principal underwriter in connection with educational or due diligence meetings that include information concerning Eaton Vance funds. The principal underwriter may pay or allow other promotional incentives or payments to investment dealers to the extent permitted by applicable laws and regulations.

Certain investment dealers that maintain “street name” or omnibus accounts provide sub-accounting, recordkeeping and/ or administrative services to the Eaton Vance funds and are compensated for such services by the funds. As used in this prospectus, the term “investment dealer” includes any broker, dealer, bank (including bank trust departments), registered investment adviser, financial planner, a retirement plan and/or its administrator, their designated intermediaries and any other firm having a selling, administration or similar agreement with the principal underwriter or its affiliates.

Sales Charges

Class A Front-End Sales Charge. Class A shares are offered at net asset value per share plus a sales charge that is determined by the amount of your investment. The current sales charge schedule is:

	Sales charge as a	Sales charge as a	Dealer commission
	percentage of	percentage of net	as a percentage of
Amount of Purchase	offering price*	amount invested	offering price

Less than $100,000	2.25%	2.30%	2.00%
$100,000 - $249,999	1.75%	1.78%	1.50%
$250,000 - $499,999	1.50%	1.52%	1.25%
$500,000 - $999,999	1.00%	1.01%	1.00%
$1,000,000 or more**	0.00**	0.00**	0.75%

*	The offering price per share of Class A shares is the net asset value per share plus any applicable sales charge. Because the offering price per share is rounded to two decimal places, the actual sales charge you pay on a purchase of Class A shares may be more or less than your total purchase amount multiplied by the applicable sales charge percentage.
**	Purchases of $1 million or more are subject to a 1% contingent deferred sales charge when redeemed within eighteen months of purchase. See "Class A Contingent Deferred Sales Charge" below.

The principal underwriter may pay commissions of up to 1.00% on sales of Corporate Series’ Class A shares made at net asset value to certain tax-deferred retirement plans.

Reducing or Eliminating Sales Charges. Front-end sales charges on purchases of Class A shares may be reduced under the right of accumulation or under a statement of intention. To receive a reduced sales charge, you must inform your investment dealer or a Trust Series at the time you purchase shares that you qualify for

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such a reduction. If you do not let your investment dealer or a Trust Series know you are eligible for a reduced sales charge at the time of purchase, you will not receive the discount to which you may otherwise be entitled.

Right of Accumulation. Under the right of accumulation, the sales charge you pay is reduced if the current market value of your holdings in the Trust Series or any other Eaton Vance fund (based on the current maximum public offering price) plus your new purchase total $100,000 or more. Class A, Advisers Class, Class B, Class C, Class I and/or Class R shares of the Trust Series or other Eaton Vance funds, as well as shares of Eaton Vance Money Market Fund, owned by you may be included for this purpose. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be included under the right of accumulation. Shares owned by you, your spouse and children under age twenty-one may be combined for purposes of the right of accumulation, including shares held for the benefit of any of you in omnibus or “street name” accounts. In addition, shares held in a trust or fiduciary account of which any of the foregoing persons is the sole beneficiary (including retirement accounts) may be combined for purposes of the right of accumulation. Shares purchased and/or owned in a SEP, SARSEP and SIMPLE IRA plan also may be combined for purposes of the right of accumulation for the plan and its participants. You may be required to provide documentation to establish your ownership of shares included under the right of accumulation (such as account statements for you, your spouse and children or marriage certificates, birth certificates and/or trust or other fiduciary-related documents).

Statement of Intention. Under a statement of intention, purchases of $100,000 or more made over a 13-month period are eligible for reduced sales charges. Shares eligible under the right of accumulation (other than those included in employer-sponsored retirement plans) may be included to satisfy the amount to be purchased under a statement of intention. Under a statement of intention, the principal underwriter may hold 5% of the dollar amount to be purchased in escrow in the form of shares registered in your name until you satisfy the statement or the 13-month period expires. A statement of intention does not obligate you to purchase (or a Trust Series to sell) the full amount indicated in the statement.

Class A shares are offered at net asset value (without a sales charge) to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network or platform.

Such clients may include individuals, corporations, endowments, foundations and, in the case of the Corporate Series, pension plans (including tax deferred retirement plans and pension plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

Contingent Deferred Sales Charge. Class A shares purchased at net asset value in amounts of $1 million or more are subject to a 1.00% CDSC if redeemed within 18 months of purchase. CDSCs are based on the lower of the net asset value at the time of purchase or at the time of redemption. Shares acquired through the reinvestment of distributions are exempt from the CDSC. Redemptions are made first from shares that are not subject to a CDSC.

CDSC Waivers. CDSCs are waived for certain redemptions pursuant to a Withdrawal Plan (see “Shareholder Account Features”). The CDSC is also waived following the death of a beneficial owner of shares (a death certificate and other applicable documents may be required).

Distribution and Service Fees. Class A shares have in effect plans under Rule 12b-1 that allow the Trust Series to pay distribution fees for the sale and distribution of shares (so-called “12b-1 fees”) and service fees for personal and/or shareholder account services. Class A shares pay distribution and service fees equal to 0.25% of average daily net assets annually. After the sale of shares, the principal underwriter receives the Class A distribution and service fees for one year and thereafter investment dealers generally receive them

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Managed Income Term Trust

based on the value of shares sold by such dealers for shareholder servicing performed by such investment dealers. Distribution and service fees are subject to the limitations contained in the sales charge rule of the Financial Industry Regulatory Authority.

More information about sales charges is available free of charge on the Eaton Vance website at www.eatonvance.com and in the Statement of Additional Information. Please consult the Eaton Vance website for any updates to sales charge information before making a purchase of Trust Series shares.

Redeeming Shares

You may redeem your shares in the following ways:

By Mail	Send your request to the transfer agent. The request must be signed exactly as your account is registered (for instance, a joint account must be signed by all registered owners to be accepted) and a signature guarantee may be required. Call 1-800-262-
1122 for additional information. You can obtain a signature guarantee at banks, savings and loan institutions, credit unions, securities dealers, securities exchanges, clearing agencies and registered securities associations that participate in The
Securities Transfer Agents Medallion Program, Inc. (STAMP, Inc.). Only signature guarantees issued in accordance with STAMP, Inc. will be accepted. You may be asked to provide additional documents if your shares are registered in the name of a corporation, partnership or fiduciary.
By Telephone	You can redeem up to $100,000 per account (which may include shares of one or more Eaton Vance funds) per day by calling 1-800-262-1122 Monday through
Friday, 8:00 a.m. to 6:00 p.m. (eastern time). Proceeds of a telephone redemption can be sent only to the account address or to a bank pursuant to prior instructions.
Shares held by corporations, trusts or certain other entities and shares that are subject to fiduciary arrangements cannot be redeemed by telephone.
Through an	Your investment dealer is responsible for transmitting the order promptly. An
Investment Dealer	investment dealer may charge a fee for this service.

If you redeem shares, your redemption price will be based on the net asset value per share next computed after the redemption request is received in good order by the Trust Series’ transfer agent. The transfer agent or your investment dealer must receive your redemption in good order no later than the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. eastern time) to be effected at that day’s net asset value. When redeeming shares through an investment dealer, your investment dealer must communicate your order to the principal underwriter by a specified time each day to be effected that day. It is the investment dealer’s responsibility to transmit orders promptly. Redemption orders may be accepted based on the time of their receipt by certain investment dealers (or their designated intermediaries).

Your redemption proceeds normally will be paid in cash within seven days, reduced by the amount of any applicable CDSC and any federal income tax required to be withheld. Payments will be sent by regular mail, or in accordance with other instructions that you provide in advance with the required authorization. By calling 1-800-262-1122 or by sending a signature guaranteed letter of instruction to the transfer agent (see back cover for address), you may request that redemption proceeds be wired directly to your account at a bank in the United States. Corporations, trusts and other entities may need to provide additional documentation. You may be required to pay the costs of such transaction by the Trust Series or your bank. No costs are currently charged by the Trust Series. However, charges may apply for expedited mail delivery services. The Trust Series may suspend or terminate the expedited payment procedure upon at least 30 days’ notice.

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Managed Income Term Trust

If you recently purchased shares, the proceeds of a redemption will not be sent until the purchase check (including a certified or cashier’s check) has cleared. If the purchase check has not cleared, redemption proceeds may be delayed up to 15 days from the purchase date. If your account value falls below $750 (other than due to market decline), you may be asked either to add to your account or redeem it within 60 days. If you take no action, your account will be redeemed and the proceeds sent to you.

While redemption proceeds are normally paid in cash, redemptions may be paid by distributing marketable securities. If you receive securities, you could incur brokerage or other charges in converting the securities to cash.

Trust Series Termination

Each Trust Series will terminate on or about the last day of the designated year of the Trust Series (2019 for 2019 Municipals, 2019 Investment Grade Corporates and 2019 Non-Financial Corporates and 2029 for 2029 Municipals). Upon termination, the Trust Series intend to liquidate any remaining investments and distribute the net proceeds to shareholders. To facilitate an orderly wind-down, each Trust Series may commence a mandatory redemption of a portion of its shares earlier in the designated year.

Shareholder Account Features

Distributions. You may have your Trust Series distributions paid in one of the following ways:

•Full Reinvest Option	Dividends and capital gains are reinvested in additional shares. This option will be assigned if you do not specify an option.

•Partial Reinvest Option	Dividends are paid in cash and capital gains are reinvested in additional shares.

•Cash Option	Dividends and capital gains are paid in cash.

•Exchange Option	Class A dividends and/or capital gains are reinvested in additional shares of any class of another Eaton Vance fund chosen by you, subject to the terms of that fund’s prospectus. Before selecting this option, you must obtain a prospectus of the other fund and consider its objectives, risks, and charges and expenses carefully.

Information about the Trust Series. From time to time, you may receive the following:

  Semiannual and annual reports containing a list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, performance information and financial statements.
  Periodic account statements, showing recent activity and total share balance.
  Tax information needed to prepare your income tax returns.
  Proxy materials, in the event a shareholder vote is required.
  Special notices about significant events affecting your Trust Series.

Most fund information (including semiannual and annual reports, prospectuses and proxy statements) as well as your periodic account statements can be delivered electronically. For more information please go to www.eatonvance.com. Select “Mutual Funds” then “Electronic Delivery”.

Each Trust Series will file with the Securities and Exchange Commission (“SEC”) a list of its portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q. Each Trust Series’ annual and semiannual reports (as filed on Form N-CSR) and each Form N-Q may be viewed on the SEC’s website (www.sec.gov). The most recent fiscal quarter end holdings may also be viewed on the Eaton Vance website (www.eatonvance.com). Portfolio holdings information that is filed with the SEC is posted on the Eaton Vance website approximately 60 days after the end of the quarter to which it relates. To provide greater transparency of portfolio holdings and

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Managed Income Term Trust

transaction activity to shareholders, it is expected that the portfolio holdings of each Trust Series will be disclosed on the Eaton Vance website (www.eatonvance.com) on a regular basis, initially weekly with a one week lag. Each Trust Series also posts information about certain portfolio characteristics (such as top ten holdings and asset allocation) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end.

The Eaton Vance funds have established policies and procedures with respect to the disclosure of portfolio holdings and other information concerning Trust Series characteristics. A description of these policies and procedures is provided in the Statement of Additional Information. Such policies and procedures regarding disclosure of portfolio holdings are designed to prevent the misuse of material, non-public information about the funds.

Withdrawal Plan. You may redeem shares on a regular monthly or quarterly basis by establishing a systematic withdrawal plan. Withdrawals will not be subject to any applicable CDSC if they are, in the aggregate, less than or equal to 12% annually of the greater of either the initial account balance or the current account balance. Because purchases of Class A shares are generally subject to an initial sales charge, Class A shareholders should not make withdrawals from their accounts while also making purchases.

Exchange Privilege. You may exchange your Trust Series shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Trust Series shares.

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address) or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares".

Reinvestment Privilege. If you redeem shares, you may reinvest at net asset value all or any portion of the redemption proceeds in the same class of shares of the Trust Series you redeemed from, provided that the reinvestment occurs within 60 days of the redemption, and the privilege has not been used more than once in the prior 12 months. Under these circumstances your account will be credited with any CDSC paid in connection with the redemption. Any CDSC period applicable to the shares you acquire upon reinvestment will run from the date of your original share purchase. Reinvestment requests must be in writing. At the time of a reinvestment, you or your financial intermediary must notify the Trust Series or the transfer agent that you are reinvesting redemption proceeds in accordance with this privilege. If you reinvest, your purchase will be at the next determined net asset value following receipt of your request.

Telephone and Electronic Transactions. You can redeem or exchange shares by telephone as described in this prospectus. In addition, certain transactions may be conducted through the Eaton Vance website. The transfer agent and the principal underwriter have procedures in place to authenticate telephone and electronic instructions (such as using security codes or verifying personal account information). As long as the transfer agent and principal underwriter follow reasonable procedures, they will not be responsible for unauthorized telephone or electronic transactions and you bear the risk of possible loss resulting from these transactions. You may decline the telephone redemption option on the account application. Telephone instructions are recorded.

Tax-Deferred Retirement Plans. Distributions will be invested in additional shares for all tax-deferred retirement plans.

“Street Name” Accounts. If your shares are held in a “street name” account at an investment dealer, that dealer (and not a Trust Series or its transfer agent) will perform all recordkeeping, transaction processing and

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Managed Income Term Trust

distribution payments. Because a Trust Series will have no record of your transactions, you should contact your investment dealer to purchase, redeem or exchange shares, to make changes in your account, or to obtain account information. You will not be able to utilize a number of shareholder features, such as telephone transactions, directly with a Trust Series. If you transfer shares in a “street name” account to an account with another investment dealer or to an account directly with a Trust Series, you should obtain historical information about your shares prior to the transfer.

Procedures for Opening New Accounts. To help the government fight the funding of terrorism and money laundering activities, federal law requires the Trust Series to obtain, verify and record information that identifies each person who opens a Trust Series account, and each Trust Series has designated an anti-money laundering compliance officer. When you open an account, the transfer agent or your investment dealer will ask you for your name, address, date of birth and other identifying information. You also may be asked to produce a copy of your driver’s license and other identifying documents. If a person fails to provide the information requested, any application by that person to open a new account will be rejected. Moreover, if the transfer agent or the investment dealer is unable to verify the identity of a person based on information provided by that person, it may take additional steps including, but not limited to, requesting additional information from the person, closing the person’s account or reporting the matter to the appropriate federal authorities. If your account is closed for this reason, your shares may be automatically redeemed. If a Trust Series’ net asset value has decreased since your purchase, you will lose money as a result of this redemption.

Account Questions. If you have any questions about your account or the services available, please call Eaton Vance Shareholder Services at 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (eastern time), or write to the transfer agent (see back cover for address).

Tax Information

Each Trust Series declares dividends daily and ordinarily pays distributions monthly. Different Classes may distribute different dividend amounts. Your account will be credited with dividends beginning on the business day after the day when the funds used to purchase your Trust Series shares are collected by the transfer agent. For tax purposes, the entire monthly distribution of a Municipal Series’ daily dividends ordinarily will constitute federally tax-exempt income to you. The Municipal Series may invest a portion of their assets in securities that generate income that is not exempt from federal income tax. The exemption of “exempt-interest dividend” income from regular federal income taxation does not generally result in exemptions from state and local tax liability on such income. The entire monthly distribution of the Corporates Series ordinarily will constitute taxable income to shareholders. Distribution of any net realized gains will be made once each year (usually in December).

Taxes on distributions of capital gains are determined by how long a Trust Series owned the investments that generated them, rather than how long a shareholder has owned his or her shares in the Trust Series. Distributions of any taxable income and net short-term capital gains will be taxable as ordinary income. Distributions of any long-term capital gains are taxable as long-term capital gains. Tax-exempt distributions may affect a corporation’s AMT liability. Each Trust Series’ distributions will be treated as described above for federal income tax purposes whether they are paid in cash or reinvested in additional shares. A redemption of Trust Series shares, including an exchange for shares of another fund, is a taxable transaction. Distributions to shareholders upon termination of a Series Trust will generally be treated as a tax-free return of capital to the amount of each shareholder’s adjusted tax basis. A shareholder will realize capital gain on the amount of termination proceeds that exceed his or her adjusted tax basis in Trust Shares and capital loss to the extent the termination proceeds are less than the shareholder’s adjusted tax basis. Gain or loss will be long-term on Trust Shares held more than one year and short-term on Trust Shares held one year or less.

Shareholders, particularly corporations, recipients of social security or railroad retirement benefits and those subject to AMT, should consult with their advisers concerning the applicability of federal, state, local and other taxes to an investment.

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Managed Income Term Trust

More information is available in the statement of additional information for the Trust Series. The statement of additional information is incorporated by reference into this prospectus. Additional information about a Trust Series’ investments is available in the annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected a Trust Series’ performance during the past fiscal year. You may obtain free copies of the statement of additional information and the shareholder reports on Eaton Vance’s website at www.eatonvance.com or by contacting the principal underwriter:

Eaton Vance Distributors, Inc. Two International Place Boston, MA 02110 1-800-262-1122 website: www.eatonvance.com

You will find and may copy information about the Trust Series (including the statement of additional information and shareholder reports): at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-551-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http://www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, 100 F Street NE, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Shareholder Inquiries: You can obtain more information from Eaton Vance Shareholder Services or the Trust Series’ transfer agent, PNC Global Investment Servicing. If you own shares and would like to add to, redeem or change your account, please write or call below:

Regular Mailing Address:	Overnight Mailing Address:	Phone Number:
Eaton Vance Funds	Eaton Vance Funds	1-800-262-1122
PO Box 9653	101 Sabin Street	Monday - Friday
Providence, RI 02940-9653	Pawtucket, RI 02860	8am - 6pm ET

The Trust Series’ Investment Company Act No. is 811-22306.

© 2009 Eaton Vance Management

STATEMENT OF ADDITIONAL INFORMATION ________, 2009

Eaton Vance Managed Income Term Trust 2019 Municipals 2029 Municipals 2019 Investment Grade Corporates 2019 Investment Grade Non-Financial Corporates

Two International Place Boston, Massachusetts 02110 1-800-262-1122

This Statement of Additional Information (“SAI”) provides general information about the Trust Series. Each Trust Series is a diversified open-end management investment company. Each Trust Series is a series of Eaton Vance Managed Income Term Trust (the “Trust”). Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the prospectus. This SAI contains additional information about:

	Page		Page
Strategies and Risks	2	Purchasing and Redeeming Shares	14
Investment Restrictions	6	Sales Charges	15
Management and Organization	8	Performance	17
Investment Advisory and Administrative Services	10	Taxes	19
Other Service Providers	13	Portfolio Securities Transactions	22
Calculation of Net Asset Value	14	Financial Statements	24

Appendix A: Class A Fees, Performance and Ownership	25	Appendix D: State Specific Information	36
Appendix B: Class I Fees, Performance and Ownership	26	Appendix E: Ratings	38
Appendix C: Ratings	27

Although each Trust Series offers only its shares of beneficial interest, it is possible that a Trust Series (or Class) might become liable for a misstatement or omission in this SAI regarding another Trust Series (or Class) because the Trust Series use this combined SAI. The Trustees of the Trust have considered this factor in approving the use of a combined SAI.

This SAI is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by the Trust Series prospectus dated ________, 2009, as supplemented from time to time, which is incorporated herein by reference. This SAI should be read in conjunction with the prospectus, which may be obtained by calling 1-800-262-1122.

© 2009 Eaton Vance Management

The following defined terms may be used herein: “SEC” for the Securities and Exchange Commission; “CFTC” for the Commodities Futures Trading Commission; “IRS” for the Internal Revenue Service; “Code” for the Internal Revenue Code of 1986, as amended; “1940 Act” for the Investment Company Act of 1940, as amended; “1933 Act” for the Securities Act of 1933, as amended; and “FINRA” for the Financial Industry Regulatory Authority.

STRATEGIES AND RISKS

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that may be engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

2019 Municipals and 2029 Municipals Trust Series (collectively referred to herein as the "Trust Series" or "Municipal Series")

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the alternative minimum tax ("AMT"): (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, each Trust Series will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by a Trust Series derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, a Trust Series distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount.

Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. Each Trust Series may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, each Trust Series anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. Each Trust Series will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by a Trust Series as a result of any such event, and a Trust Series may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. Each Trust Series anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by each Trust Series. Each Trust Series will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate, and in the case of insurers, other factors including the claims-paying ability of such insurer. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of a Trust Series will be affected by such changes.

Insured Obligations. Each Trust Series may purchase municipal obligations that are insured as to their scheduled payment of principal and interest. Such insurance generally will be obtained from insurers having a claims-paying ability rated at least Baa by Moody’s or BBB by S&P of Fitch Although the insurance feature may reduce some financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce a Trust Series current yield. In addition, changes in the claims-paying ability or other ratings of an insurer may affect the value of an insured obligation, and in some cases may even cause the value of a security to be less than a comparable uninsured obligation. See Appendix C for a description of the claims-paying ability or other ratings of S&P and Moody’s. The insurance does not guarantee the market value of the insured obligation or the net asset value of a Trust Series shares.

Sector Concentration. Each Trust Series may invest 25% or more of its total assets in municipal obligations in certain sectors. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by a Trust Series which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Trust Series investment policies. A Trust Series may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be no more than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by a Trust Series is downgraded, causing the Trust Series to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with each Trust Series credit quality limitations. In the case of a defaulted obligation, a Trust Series may incur additional expense seeking recovery of its investment. See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by a Trust Series.

When a Trust Series invests in lower rated or unrated municipal obligations, the achievement of the Trust Series goals is more dependent on the investment adviser’s ability than would be the case if the Trust Series were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix C.

Municipal Leases. Each Trust Series may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by a Trust Series may be deemed illiquid for the purpose of the Trust Series 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event a Trust Series acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

2019 Investment Grade Corporates and 2019 Investment Grade Non-Financial Corporates Series (collectively referred to herein as the "Trust Series" or "Corporate Series")

Foreign Investments. Because foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a domestic company. Volume and liquidity in most foreign debt markets is less than in the United States and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies. There is generally less government supervision and regulation of securities exchanges, broker-dealers and listed companies than in the United States. Payment for securities before delivery may be required. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies.

Lower Rated Securities. While lower rated debt securities may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated securities are subject to the risk of an issuer’s inability to meet principal and interest payments on the securities (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated securities are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

The following are common investment practices for each Trust Series:

Illiquid Obligations. At times, a substantial portion of a Trust Series assets may be invested in securities as to which the Trust Series, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, a Trust Series could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing a Trust Series net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Trust Series illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with a Trust Series) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No Fund will purchase illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which a Trust Series may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, a Trust Series may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Each Trust Series is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and each Trust Series is required to distribute that income for each taxable year. Thus, a Trust Series may have to sell other investments to obtain cash needed to make income distributions.

ReFlow Liquidity Program. Each Trust Series may participate in the ReFlow liquidity program, which is designed to provide an alternative liquidity source for mutual funds experiencing net redemptions of their shares. Pursuant to the program, ReFlow Fund, LLC ("ReFlow") provides participating mutual funds with a source of cash to meet net shareholder redemptions by standing ready each business day to purchase fund shares up to the value of the net shares redeemed by other shareholders that are to settle the next business day. Following purchases of fund shares, ReFlow then generally redeems those shares when the fund experiences net sales, at the end of a maximum holding period determined by ReFlow (currently 28 days) or at other times at ReFlow’s discretion. While ReFlow holds fund shares, it will have the same rights and privileges with respect to those shares as any other shareholder. For use of the ReFlow service, a fund pays a fee to ReFlow each time it purchases fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily auction among participating mutual funds. The current minimum fee rate is 0.15% of the value of the fund shares purchased by ReFlow although the fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of fund shareholders. Such fee is allocated among a fund’s share classes based on relative net assets. ReFlow’s purchases of fund shares through the liquidity program are made on an investment-blind basis without regard to the fund’s objective, policies or anticipated performance. ReFlow will purchase Class I shares at net asset value and will not be subject to any sales charge, investment minimum or redemption fee applicable to such shares. Investments in a Trust Series by ReFlow in connection with the ReFlow liquidity program are not subject to the round trip limitation described in "Restrictions on Excessive Trading and Market Timing" under "Purchasing Shares" in the prospectus. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a fund. The investment adviser believes that the program assists in stabilizing a Trust Series net assets to the benefit of the Trust Series and its shareholders. To the extent a Trust Series net assets do not decline, the investment adviser may also benefit.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. Each Trust Series may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. A Trust Series cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by a Trust Series were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to a Trust Series.

Diversified Status. Each Trust Series is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets: (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities); and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS

The following investment restrictions of each Trust Series are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of a Trust Series outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of a Trust Series present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of a Trust Series. Accordingly, each Trust Series may not:

(1)	Borrow money or issue senior securities except as permitted by the 1940 Act;
(2)	Purchase securities on margin (but the Trust Series may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The deposit or payment by the Trust Series of initial or maintenance margin in connection with futures contracts or related options transactions is not considered the purchase of a security on margin;

(3)	Underwrite or participate in the marketing of securities of others, except insofar as it may technically be deemed to be an underwriter in selling a portfolio security under circumstances which may require the registration of the same under the 1933 Act;
(4)	Purchase or sell real estate, although it may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate;
(5)	Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities; or
(6)	Make loans to any person except by (a) the acquisition of debt instruments and making portfolio investments, (b) entering into repurchase agreements and (c) lending portfolio securities.
(7)	Invest 25% or more of its total assets in any single industry (provided there is no limitation with respect to obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities).
(8)	With respect to 75% of its total assets, invest more than 5% of its total assets taken at market value in the securities of any one issuer or in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies.

In connection with Restriction (1) above, the 1940 Act currently permits investment companies to borrow money so long as there is 300% asset coverage of the borrowing (i.e., borrowings do not exceed one-third of the investment company’s total assets after subtracting liabilities other than the borrowings). There is no current intent to borrow money except for the limited purposes described in the prospectus.

Notwithstanding the investment policies and restrictions of each Trust Series, the Trust Series may invest its investable assets in another open-end management investment company (a portfolio) with substantially the same investment objective, policies and restrictions as the Trust Series; moreover, subject to Trustee approval the Trust Series may invest its investable assets in two or more portfolios which together have substantially the same investment objective, policies and restrictions as the Trust Series, to the extent permitted by Section 12(d)(1)(G) of the 1940 Act.

The following nonfundamental investment policies have been adopted by each Trust Series. A nonfundamental investment policy may be changed by the Trustees with respect to a Trust Series without approval by the Trust Series shareholders. Each Trust Series will not:

  make short sales of securities or maintain a short position, unless at all times when a short position is open (i) it owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short or (ii) it holds in a segregated account cash or other liquid securities (to the extent required under the 1940 Act) in an amount equal to the current market value of the securities sold short, and unless not more than 25% of its net assets (taken at current value) is held as collateral for such sales at any one time; or
  invest more than 15% of net assets in investments which are not readily marketable, including restricted securities and repurchase agreements maturing in more than seven days. Restricted securities for the purposes of this limitation do not include securities eligible for resale pursuant to Rule 144A under the 1933 Act and commercial paper issued pursuant to Section 4(2) of said Act that the Board of Trustees, or its delegate, determines to be liquid. Any such determination by a delegate will be made pursuant to procedures adopted by the Board. When investing in Rule 144A securities, the level of portfolio illiquidity may be increased to the extent that eligible buyers become uninterested in purchasing such securities.

For purposes of restriction (7) above, securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the prospectus and this SAI, a Trust Series may invest more than 25% of its total assets in certain economic sectors, such as housing, hospitals and other health care facilities and utilities. Each Trust Series reserves the right to invest more than 25% of total assets in each of these sectors.

For purposes of each Municipal Trust Series investment restrictions and diversification status, the determination of the “issuer” of any obligation will be made by the Trust Series investment adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.

Whenever an investment policy or investment restriction set forth in the prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by a Trust Series of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel a Trust Series to dispose of such security or other asset. However, a Trust Series must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

MANAGEMENT AND ORGANIZATION

Trust Series Management. The Trustees of the Trust are responsible for the overall management and supervision of the affairs of the Trust. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, "BMR" refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc. and “EVD” refers to Eaton Vance Distributors, Inc. (see "Principal Underwriter" under "Other Service Providers"). EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with Eaton Vance listed below.

[INDEPENDENT TRUSTEE INFORMATION IN REQUIRED TABULAR FORMAT TO BE ADDED BY AMENDMENT UPON ELECTION OF FULL BOARD OF TRUSTEES.]

				Number of Portfolios
				in Fund Complex
	Trust	Term of Office and		Overseen By
Name and Date of Birth	Position(s)	Length of Service	Principal Occupation(s) During Past Five Years	Trustee(1)	Other Directorships Held

Interested Trustee

MAUREEN A. GEMMA	Trustee, Secretary	Since 2009	Secretary and Chief Legal Officer of the Eaton Vance Group of Funds	1	None
5/24/60	and Chief Legal		(since 2007) and Vice President of Eaton Vance and BMR.
	Officer

LYNN W. OSTBERG	Trustee	Since 2009	Vice President of Eaton Vance and BMR (since 2008). Previously	1	None
9/9/56			Assistant Vice President of Eaton Vance and BMR (1992 -2008).

(1)Includes both master and feeder funds in a master-feeder structure.

Principal Officers who are not Trustees
Term of Office and
Name and Date of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

PAYSON F. SWAFFIELD	President	Since 2009	Chief Income Investment Officer of EVC. Vice President of Eaton Vance and BMR. Officer of 5
8/13/56			registered investment companies managed by Eaton Vance or BMR.

WILLIAM H. AHERN, JR.	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 76 registered investment companies managed
7/28/59			by Eaton Vance or BMR.

CRAIG R. BRANDON	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 45 registered investment companies managed
12/21/66			by Eaton Vance or BMR.

CYNTHIA J. CLEMSON	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 92 registered investment companies managed
3/2/63			by Eaton Vance or BMR.

Term of Office and
Name and Date of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

JOHN H. CROFT	Vice President	Since 2009	Vice President of Eaton Vance and BMR and Director of Research for the Investment Grade Fixed
10/17/62			Income team (since 2004). Previously a Credit Analyst with Fidelity Management & Research Co.
Officer of 5 registered investment companies managed by Eaton Vance or BMR.

THOMAS H. LUSTER	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 50 registered investment companies managed
4/8/62			by Eaton Vance or BMR.

ROBERT B. MACINTOSH	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 92 registered investment companies managed
1/22/57			by Eaton Vance or BMR.

THOMAS M. METZOLD	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 46 registered investment companies managed
8/3/58			by Eaton Vance or BMR.

ADAM A. WEIGOLD	Vice President	Since 2009	Vice President of Eaton Vance and BMR. Officer of 72 registered investment companies managed
3/22/75			by Eaton Vance or BMR.

BARBARA E. CAMPBELL	Treasurer	Since 2009	Vice President of Eaton Vance and BMR. Officer of 175 registered investment companies managed
6/19/57			by Eaton Vance or BMR.

PAUL M. O’NEIL	Chief Compliance Officer	Since 2009	Vice President of Eaton Vance and BMR. Officer of 175 registered investment companies managed
7/11/53			by Eaton Vance or BMR.

Organization. The Trust was organized under Massachusetts law on June 4, 2009 and is operated as an open-end management investment company. The Trust may issue an unlimited number of shares of beneficial interest (no par value per share) in one or more series (such as a Trust Series). The Trustees of the Trust have divided the shares of each Trust Series into multiple classes. Each class represents an interest in a Trust Series, but is subject to different expenses, rights and privileges. The Trustees have the authority under the Declaration of Trust to create additional classes of shares with differing rights and privileges. When issued and outstanding, shares are fully paid and nonassessable by the Trust. Shareholders are entitled to one vote for each full share held. Fractional shares may be voted proportionately. Shares of a Trust Series will be voted together except that only shareholders of a particular class may vote on matters affecting only that class. Shares have no preemptive or conversion rights and are freely transferable. In the event of the liquidation of a Trust Series, shareholders of each class are entitled to share pro rata in the net assets attributable to that class available for distribution to shareholders.

As permitted by Massachusetts law, there will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees of the Trust holding office have been elected by shareholders. In such an event the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Except for the foregoing circumstances and unless removed by action of the shareholders in accordance with the Trust’s By-laws, the Trustees shall continue to hold office and may appoint successor Trustees. The Trust’s By-laws provide that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him or her from that office either by a written declaration filed with the Trust’s custodian or by votes cast at a meeting called for that purpose. The By-laws further provide that under certain circumstances the shareholders may call a meeting to remove a Trustee and that the Trust is required to provide assistance in communication with shareholders about such a meeting.

The Trust’s Declaration of Trust may be amended by the Trustees when authorized by vote of a majority of the outstanding voting securities of the Trust, the financial interests of which are affected by the amendment. The Trustees may also amend the Declaration of Trust without the vote or consent of shareholders to change the name of the Trust or any series or to make such other changes (such as reclassifying series or classes of shares or restructuring the Trust) as do not have a materially adverse effect on the financial interests of shareholders or if they deem it necessary to conform it to applicable federal or state laws or regulations. The Trust’s Bylaws provide that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with any litigation or proceeding in which they may be involved because of their offices with the Trust. However, no indemnification will be provided to any Trustee or officer for any liability to the Trust or shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Trust or any series or class thereof may be terminated by: (1) the affirmative vote of the holders of not less than two-thirds of the shares outstanding and entitled to vote at any meeting of shareholders of the Trust or the appropriate series or class thereof, or by an instrument or instruments in writing without a meeting, consented to by the holders of two-thirds of the shares of the Trust or a series or class thereof, provided, however, that, if such termination is recommended by the Trustees, the vote of a majority of the outstanding voting securities of the Trust or a series or class thereof entitled to vote thereon shall be sufficient authorization; or (2) by means of an instrument in writing signed by a majority of the Trustees, to be followed by a written notice to shareholders stating that a majority of the Trustees has determined that the continuation of the Trust or a series or a class thereof is not in the best interest of the Trust, such series or class or of their respective shareholders.

Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. Numerous investment companies registered under the 1940 Act have been formed as Massachusetts business trusts, and management is not aware of an instance where such liability has been imposed. The Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Trust Series shareholders and the Trust’s By-laws provide that the Trust shall assume the defense on behalf of any Trust Series shareholders. The Declaration of Trust also contains provisions limiting the liability of a series or class to that series or class. Moreover, the Trust’s By-laws also provide for indemnification out of Trust Series property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. The assets of each Trust Series are readily marketable and will ordinarily substantially exceed its liabilities. In light of the nature of each Trust Series business and the nature of its assets, management believes that the possibility of the Trust Series liability exceeding its assets, and therefore the shareholder’s risk of personal liability, is remote.

Proxy Voting Policy. The Board of Trustees of the Trust have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Trust Series proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review each Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and Adviser Policies, see Appendix G and Appendix H, respectively. Information on how each Trust Series voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http:// www.sec.gov.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES

Investment Advisory Services. The investment adviser manages the investments and affairs of each Trust Series and provides related office facilities and personnel subject to the supervision of the Trust’s Board of Trustees. The investment adviser furnishes investment research, advice and supervision, furnishes an investment program and determines what securities will be purchased, held or sold by each Trust Series and what portion, if any, of the Trust Series assets will be held uninvested. Each Investment Advisory and Administrative Agreement requires the investment adviser to pay the salaries and fees of all officers and Trustees of the Trust who are members of the investment adviser’s organization and all personnel of the investment adviser performing services relating to research and investment activities.

For a description of the compensation paid to the investment adviser on average daily net assets up to $1 billion, see the prospectus. On net assets of $1 billion and over the annual fee is reduced and the advisory fee for each Trust Series is computed as follows:

Annual Fee Rate
Average Daily Net Assets for the Month	(for each level)
$1 billion to $2 billion	0.390%
$2 billion but less than $5 billion	0.385%
$5 billion and over	0.380%

Each Investment Advisory and Administrative Agreement with the investment adviser continues in effect from year to year so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Trust cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Trust Series. Each Agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Board of Trustees of either party, or by vote of the majority of the outstanding voting securities of the Trust Series, and the Agreement will terminate automatically in the event of its assignment. Each Agreement provides that the investment adviser may render services to others. Each Agreement also provides that the investment adviser shall not be liable for any loss incurred in connection with the performance of its duties, or action taken or omitted under the Agreement, in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties thereunder, or for any losses sustained in the acquisition, holding or disposition of any security or other investment.

Information About Eaton Vance. Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. Eaton Vance, Inc. (“EV”) serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company. BMR is an indirect subsidiary of EVC. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson, Winthrop H. Smith, Jr. and Richard A. Spillane Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance who are also officers, or officers and Directors of EVC and EV. As indicated under “Management and Organization,” all of the officers of the Trust hold positions in the Eaton Vance organization.

Code of Ethics. The investment adviser, principal underwriter, and each Trust Series have adopted Codes of Ethics governing personal securities transactions. Under the Codes, employees of Eaton Vance and the principal underwriter may purchase and sell securities (including securities held or eligible for purchase by a Trust Series) subject to the provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

Portfolio Managers. The portfolio manager of each Trust Series is listed below. Each portfolio manager manages other investment companies and/or investment accounts in addition to a Trust Series. The following tables show, as of _________, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Municipal Trust Series	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
William H. Ahern, Jr.
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $
Craig R. Brandon
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $
Cynthia J. Clemson
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $
Adam A. Weigold
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
Corporate Trust Series	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee
John H. Croft
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $
Thomas H. Luster
Registered Investment Companies		$ $
Other Pooled Investment Vehicles		$ $
Other Accounts		$ $

* In millions of dollars.

The following table shows the dollar range of shares beneficially owned of a Trust Series by its portfolio manager as of _________ and in the Eaton Vance Family of Funds as of December 31, 2008.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Trust Series Name and Portfolio Manager	Owned in the Trust Series	the Eaton Vance Family of Funds
Municipal Trust Series
William H. Ahern, Jr.	None	$
Craig R. Brandon	None	$
Cynthia J. Clemson	None	$
Adam A. Weigold	None	$
Corporate Trust Series
John H. Croft	None	$
Thomas H. Luster	None	$

It is possible that conflicts of interest may arise in connection with a portfolio manager’s management of a Trust Series investments on the one hand and the investments of other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Trust Series and other accounts he or she advises. In addition, due to differences in the investment strategies or restrictions between a Trust Series and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Trust Series. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his or her discretion in a manner that he or she believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including a code of ethics and policies that govern the investment adviser’s trading practices, including among other thing the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure for Eaton Vance. Compensation of the investment adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The investment adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the investment adviser’s employees. Compensation of the investment adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The investment adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The investment adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The investment adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the investment adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the investment adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

Administrative Services. Eaton Vance also provides administrative services to each Trust Series. Under its Investment Advisory and Administrative Agreement, Eaton Vance has been engaged to administer each Trust Series affairs, subject to the supervision of the Trustees of the Trust, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of each Trust Series.

Sub-Transfer Agency Services. Eaton Vance also serves as sub-transfer agent for each Trust Series. As sub-transfer agent, Eaton Vance performs the following services directly on behalf of a Trust Series: (1) provides call center services to financial intermediaries and shareholders; (2) answers written inquiries related to shareholder accounts (matters relating to portfolio management, distribution of shares and other management policy questions will be referred to a Trust Series); (3) furnishes an SAI to any shareholder who requests one in writing or by telephone from a Trust Series; and (4) processes transaction requests received via telephone. For the sub-transfer agency services it provides, Eaton Vance receives an aggregate annual fee equal to the lesser of $2.5 million or the actual expenses incurred by Eaton Vance in the performance of those services. This fee is paid to Eaton Vance by a Trust Series transfer agent from fees it receives from the Eaton Vance funds. Each Trust Series will pay a pro rata share of such fee.

Expenses. Each Trust Series is responsible for all expenses not expressly stated to be payable by another party (such as expenses required to be paid pursuant to an agreement with the investment adviser, the principal underwriter or the administrator). In the case of expenses incurred by the Trust, each Trust Series is responsible for its pro rata share of those expenses. The only expenses of a Trust Series allocated to a particular class are those incurred under the Distribution Plan applicable to that class, the fee paid to the principal underwriter for handling repurchase transactions and certain other class-specific expenses.

OTHER SERVICE PROVIDERS

Principal Underwriter. Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 is the principal underwriter of each Trust Series. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Trust. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Trust Series and its shares under federal and state securities laws are borne by the Trust Series. The Distribution Agreement is renewable annually by the Trust’s Board of Trustees (including a majority of the noninterested Trustees who have no direct or indirect financial interest in the operation of the Distribution Plan or the Distribution Agreement), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Class A shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The Distribution Agreement as it applies to Class I shares is renewable annually by the Board of Trustees of the Trust (including a majority of the noninterested Trustees), may be terminated on six months’ notice by either party and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC. Mr. Faust is a Director of EVD.

Custodian. State Street Bank and Trust Company (“State Street“), 200 Clarendon Street, Boston, MA 02116, serves as custodian to each Trust Series. State Street has custody of all cash and securities of a Trust Series, maintains the general ledger of each Trust Series and computes the daily net asset value of shares of each Trust Series. In such capacity it attends to details in connection with the sale, exchange, substitution, transfer or other dealings with each Trust Series investments, receives and disburses all funds and performs various other ministerial duties upon receipt of proper instructions from the Trust. State Street provides services in connection with the preparation of shareholder reports and the electronic filing of such reports with the SEC. EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including State Street. It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between each Trust Series and such banks.

Independent Registered Public Accounting Firm. ___________________, _________________, is the independent registered public accounting firm of each Trust Series, providing audit services and assistance and consultation with respect to the preparation of filings with the SEC.

Transfer Agent. PNC Global Investment Servicing, P.O. Box 9653, Providence, RI 02940-9653, serves as transfer and dividend disbursing agent for each Trust Series.

CALCULATION OF NET ASSET VALUE

The net asset value of each Trust Series is computed by State Street (as agent and custodian for each Trust Series) by subtracting the liabilities of the Trust Series from the value of its total assets. Each Trust Series will be closed for business and will not price their respective shares on the following business holidays and any other business day that the New York Stock Exchange (the "Exchange") is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by a Municipal Series and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service.

The Trustees of the Trust have established the following procedures for the fair valuation of each Corporate Series assets under normal market conditions. Corporate debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Short-term debt securities with a remaining maturity of 60 days or less are typically valued at amortized cost. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service.

The amortized cost of an instrument is determined by valuing it at cost originally and thereafter accreting any discount or amortizing any premium from its face value at a constant rate until maturity, regardless of the effect of fluctuating interest rates on the market value of the instrument. Although the amortized cost method provides certainty in valuation, it may result at times in determinations of value that are higher or lower than the price that would be received if the instruments were sold. Consequently, changes in the market value of instruments held during periods of rising or falling interest rates will not be reflected either in the computation of net asset value or in the daily computation of net investment income.

Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

PURCHASING AND REDEEMING SHARES

Additional Information About Purchases. Trust Series shares are offered for sale only in states where they are registered. Trust Series shares are continuously offered through investment dealers which have entered into agreements with the principal underwriter. Shares of a Trust Series are sold at the offering price, which is the net asset value plus the initial sales charge, if any. The Trust Series receives the net asset value. The principal underwriter receives the sales charge, all or a portion of which may be reallowed to the investment dealers responsible for selling Trust Series shares. The sales charge table in the prospectus is applicable to purchases of a Trust Series alone or in combination with purchases of certain other funds offered by the principal underwriter, made at a single time by (i) an individual, or an individual, his or her spouse and their children under the age of twenty-one, purchasing shares for his or their own account, and (ii) a trustee or other fiduciary purchasing shares for a single trust estate or a single fiduciary account. The table is also presently applicable to (1) purchases of Class A shares pursuant to a written Statement of Intention; or (2) purchases of Class A shares pursuant to the Right of Accumulation and declared as such at the time of purchase. See “Sales Charges”.

In connection with employee benefit or other continuous group purchase plans, a Trust Series may accept initial investments of less than the minimum investment amount on the part of an individual participant. In the event a shareholder who is a participant of such a plan terminates participation in the plan, his or her shares will be transferred to a regular individual account. However, such account will be subject to the right of redemption by a Trust Series as described below.

Suspension of Sales. The Trust may, in its absolute discretion, suspend, discontinue or limit the offering of one or more of its classes of shares at any time. In determining whether any such action should be taken, the Trust’s management intends to consider all relevant factors, including (without limitation) the size of a Trust Series or class, the investment climate and market conditions, the volume of sales and redemptions of shares, and (if applicable) the amount of uncovered distribution charges of the principal underwriter. The Class A Distribution Plan may continue in effect and payments may be made under the Plan following any such suspension, discontinuance or limitation of the offering of shares; however, there is no contractual obligation to continue the Plan for any particular period of time. Suspension of the offering of shares would not, of course, affect a shareholder’s ability to redeem shares.

Additional Information About Redemptions. The right to redeem shares of a Trust Series can be suspended and the payment of the redemption price deferred when the Exchange is closed (other than for customary weekend and holiday closings), during periods when trading on the Exchange is restricted as determined by the SEC, or during any emergency as determined by the SEC which makes it impracticable for a Trust Series to dispose of its securities or value its assets, or during any other period permitted by order of the SEC for the protection of investors.

Due to the high cost of maintaining small accounts, the Trust reserves the right to redeem accounts with balances of less than $750. Prior to such a redemption, shareholders will be given 60 days’ written notice to make an additional purchase. However, no such redemption would be required by the Trust if the cause of the low account balance was a reduction in the net asset value of shares. No CDSC or redemption fees, if applicable, will be imposed with respect to such involuntary redemptions. As described in the prospectus, a Trust Series also may redeem accounts to facilitate an orderly termination.

While normally payments will be made in cash for redeemed shares, the Trust, subject to compliance with applicable regulations, has reserved the right to pay the redemption price of shares of a Trust Series, either totally or partially, by a distribution in kind of readily marketable securities. The securities so distributed would be valued pursuant to the valuation procedures described in this SAI. If a shareholder received a distribution in kind, the shareholder could incur brokerage or other charges in converting the securities to cash.

Systematic Withdrawal Plan. The transfer agent will send to the shareholder regular monthly or quarterly payments of any permitted amount designated by the shareholder based upon the value of the shares held. The checks will be drawn from share redemptions and hence, may require the recognition of taxable gain or loss. Income dividends and capital gains distributions in connection with withdrawal plan accounts will be credited at net asset value as of the record date for each distribution. Continued withdrawals in excess of current income will eventually use up principal, particularly in a period of declining market prices. A shareholder may not have a withdrawal plan in effect at the same time he or she has authorized Bank Automated Investing or is otherwise making regular purchases of Trust Series shares. The shareholder, the transfer agent or the principal underwriter may terminate the withdrawal plan at any time without penalty.

Other Information. A Trust Series net asset value per share is normally rounded to two decimal places. In certain situations (such as a merger, share split or a purchase or sale of shares that represents a significant portion of a share class), the administrator may determine to extend the calculation of the net asset value per share to additional decimal places to ensure that neither the value of the Trust Series nor a shareholder’s shares is diluted materially as the result of a purchase or sale or other transaction.

In circumstances where a financial intermediary has entered into an agreement with a Trust Series or its principal underwriter to exchange shares from one class of the Trust Series to another, such exchange shall be permitted and any applicable redemption fee will not be imposed in connection with such transaction, provided that the class of shares acquired in the exchange is subject to the same redemption fee. In connection with the exemption from the Trust Series policies to discourage short-term trading and market timing and the applicability of any redemption fee to a redemption, asset allocation programs include an investment vehicle that allocates its assets among investments in concert with changes in a model portfolio.

SALES CHARGES

Dealer Commissions. The principal underwriter may, from time to time, at its own expense, provide additional incentives to investment dealers which employ registered representatives who sell Trust Series shares and/or shares of other funds distributed by the principal underwriter. In some instances, such additional incentives may be offered only to certain investment dealers whose representatives sell or are expected to sell significant amounts of shares. In addition, the principal underwriter may from time to time increase or decrease the sales commissions payable to investment dealers. The principal underwriter may allow, upon notice to all investment dealers with whom it has agreements, discounts up to the full sales charge during the periods specified in the notice. During periods when the discount includes the full sales charge, such investment dealers may be deemed to be underwriters as that term is defined in the 1933 Act.

Purchases at Net Asset Value. Class A shares may be sold at net asset value to current and retired Directors and Trustees of Eaton Vance funds and portfolios; to clients (including custodial, agency, advisory and trust accounts) and current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds; and to such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. Such shares may also be issued at net asset value (1) in connection with the merger (or similar transaction) of an investment company (or series or class thereof) or personal holding company with a Trust Series (or class thereof), (2) to investors making an investment as part of a fixed fee program whereby an entity unaffiliated with the investment adviser provides investment services, such as management, brokerage and custody, (3) to investment advisors, financial planners or other intermediaries who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or similar ongoing fee for their services; clients of such investment advisors, financial planners or other intermediaries who place trades for their own accounts if the accounts are linked to the master account of such investment advisor, financial planner or other intermediary on the books and records of the broker or agent; financial intermediaries who have entered into an agreement with the principal underwriter to offer Class A shares through a no-load platform, (4) to officers and employees of the Trust Series custodian and the transfer agent and (5) in connection with the ReFlow liquidity program. Class A shares may also be sold at net asset value to registered representatives and employees of investment dealers. Sales charges generally are waived because either (i) there is no sales effort involved in the sale of shares or (ii) the investor is paying a fee (other than the sales charge) to the investment dealer involved in the sale. Any new or revised sales charge or CDSC waiver will be prospective only.

Waiver of Investment Minimums. In addition to waivers described in the prospectus, minimum investment amounts are waived for current and retired Directors and Trustees of Eaton Vance funds and portfolios, clients (including custodial, agency, advisory and trust accounts), current and retired officers and employees of Eaton Vance, its affiliates and other investment advisers and sub-advisers of Eaton Vance sponsored funds, and for such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts. The minimum initial investment amount is also waived for officers and employees of a Trust Series custodian and transfer agent. Investments in a Trust Series by ReFlow in connection with the ReFlow liquidity program are also not subject to the minimum investment amount.

Statement of Intention. If it is anticipated that $100,000 or more of Class A shares and shares of other funds exchangeable for Class A shares of another Eaton Vance fund will be purchased within a 13-month period, the Statement of Intention section of the account application should be completed so that shares may be obtained at the same reduced sales charge as though the total quantity were invested in one lump sum. Shares eligible for the right of accumulation (see below) as of the date of the Statement and purchased during the 13-month period will be included toward the completion of the Statement. If you make a Statement of Intention, the transfer agent is authorized to hold in escrow sufficient shares (5% of the dollar amount specified in the Statement) which can be redeemed to make up any difference in sales charge on the amount intended to be invested and the amount actually invested. A Statement of Intention does not obligate the shareholder to purchase or the Trust Series to sell the full amount indicated in the Statement.

If the amount actually purchased during the 13-month period is less than that indicated in the Statement, the shareholder will be requested to pay the difference between the sales charge applicable to the shares purchased and the sales charge paid under the Statement of Intention. If the payment is not received in 20 days, the appropriate number of escrowed shares will be redeemed in order to realize such difference. If the total purchases during the 13-month period are large enough to qualify for a lower sales charge than that applicable to the amount specified in the Statement, all transactions will be computed at the expiration date of the Statement to give effect to the lower sales charge. Any difference will be refunded to the shareholder in cash or applied to the purchase of additional shares, as specified by the shareholder. This refund will be made by the investment dealer and the principal underwriter. If at the time of the recomputation, the investment dealer for the account has changed, the adjustment will be made only on those shares purchased through the current investment dealer for the account.

Right of Accumulation. Under the right of accumulation, the applicable sales charge level is calculated by aggregating the dollar amount of the current purchase and the value (calculated at the maximum current offering price) of shares owned by the shareholder. Shares of Eaton Vance Cash Management Fund and Eaton Vance Tax Free Reserves cannot be accumulated for purposes of this privilege. The sales charge on the shares being purchased will then be applied at the rate applicable to the aggregate. Share purchases eligible for the right of accumulation are described under "Sales Charges" in the prospectus. For any such discount to be made available at the time of purchase a purchaser or his or her investment dealer must provide the principal underwriter (in the case of a purchase made through an investment dealer) or the transfer agent (in the case of an investment made by mail) with sufficient information to permit verification that the purchase order qualifies for the accumulation privilege. Confirmation of the order is subject to such verification. The right of accumulation privilege may be amended or terminated at any time as to purchases occurring thereafter.

Tax-Deferred Retirement Plans. Shares may be available for purchase in connection with certain tax-deferred retirement plans. Detailed information concerning these plans, including certain exceptions to minimum investment requirements, and copies of the plans are available from the principal underwriter. This information should be read carefully and consulting with an attorney or tax adviser may be advisable. The information sets forth the service fee charged for retirement plans and describes the federal income tax consequences of establishing a plan. Participant accounting services (including trust fund reconciliation services) will be offered only through third party recordkeepers and not by the principal underwriter. Under all plans, dividends and distributions will be automatically reinvested in additional shares.

Distribution Plan

The Trust has in effect a compensation-type Distribution Plan (the “Class A Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Class A Plan is designed to (i) finance activities which are primarily intended to result in the distribution and sales of Class A shares and to make payments in connection with the distribution of such shares and (ii) pay service fees for personal services and/or the maintenance of shareholder accounts to the principal underwriter, investment dealers and other persons. The distribution and service fees payable under the Class A Plan shall not exceed 0.25% of the average daily net assets attributable to Class A shares for any fiscal year. Class A distribution and service fees are paid monthly in arrears. For the distribution and service fees paid by Class A shares, see Appendix A.

The Plan continues in effect from year to year so long as such continuance is approved at least annually by the vote of both a majority of (i) the noninterested Trustees of the Trust who have no direct or indirect financial interest in the operation of the Plan or any agreements related to the Plan (the “Plan Trustees”) and (ii) all of the Trustees then in office. The Plan may be terminated at any time by vote of a majority of the Plan Trustees or by a vote of a majority of the outstanding voting securities of the applicable Class. Quarterly Trustee review of a written report of the amount expended under the Plan and the purposes for which such expenditures were made is required. The Plan may not be amended to increase materially the payments described therein without approval of the shareholders of the affected Class and the Trustees. So long as the Plan is in effect, the selection and nomination of the noninterested Trustees shall be committed to the discretion of such Trustees. The Trustees, including the Plan Trustees, initially approved the current Plan(s) on ___________, 2009. Any Trustee of the Trust who is an “interested” person of the Trust has an indirect financial interest in the Plan because his or her employer (or affiliates thereof) receives distribution and/or service fees under the Plan or agreements related thereto.

PERFORMANCE

Performance Calculations. Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/ depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Trust Series shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid. For pre-tax and after-tax total return information, see Appendix A and Appendix B.

In addition to the foregoing total return figures, each Trust Series may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. (Actual yield may be affected by variations in sales charges on investments.) A tax-equivalent yield is computed by using the tax-exempt yield and dividing by one minus a stated tax rate. The stated tax rate will reflect the federal income and certain state (if any) taxes applicable to investors in a particular tax bracket and may reflect certain assumptions relating to tax exemptions and deductions. The tax-equivalent yield will differ for investors in other tax brackets or for whom the assumed exemptions and deductions are not available. Tax-equivalent yield is designed to show the approximate yield a taxable investment would have to earn to produce an after-tax yield equal to the tax-exempt yield.

Disclosure of Portfolio Holdings and Related Information. The Board of Trustees has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of each Trust Series. Pursuant to the Policies, information about portfolio holdings of a Trust Series may not be disclosed to any party except as follows:

  Disclosure made in filings with the SEC and posted on the Eaton Vance website: In accordance with rules established by the SEC, each Trust Series sends semiannual and annual reports to shareholders that contain a complete list of portfolio holdings as of the end of the second and fourth fiscal quarters, respectively, within 60 days of quarter-end. Each Trust Series also discloses complete portfolio holdings as of the end of the first and third fiscal quarters on Form N-Q, which is filed with the SEC within 60 days of quarter-end. Each Trust Series complete portfolio holdings as reported in annual and semiannual reports and on Form N-Q are available for viewing on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC’s public reference room (information on the operation and terms of usage of the SEC public reference room is available at http://www.sec.gov/info/edgar/prrrules.htm or by calling 1-800-SEC-0330).
  Generally within five business days of filing with the SEC, each Trust Series portfolio holdings as reported in annual and semiannual reports and on Form N-Q also are available on Eaton Vance’s website at www.eatonvance.com and are available upon request at no cost by contacting Eaton Vance at 1-800-262-1122. To provide transparency of portfolio holdings and transaction activity to shareholders, it is expected that each Trust Series will disclose its portfolio holdings on the Eaton Vance website on a regular basis, initially weekly with a one week lag.
  Disclosure of certain portfolio characteristics: Each Trust Series may also post information about certain portfolio characteristics (such as top ten holdings and asset allocation information) as of the most recent calendar quarter end on the Eaton Vance website approximately ten business days after the calendar quarter end. Such information is also available upon request by contacting Eaton Vance at 1-800-262-1122.
  Confidential disclosure for a legitimate Trust Series purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Trust Series, believed to be in the best interests of the Trust Series and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser (including portfolio managers and, in the case of a Portfolio, the portfolio manager of any account that invests in the Portfolio), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Trust Series (such as Trust Series legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Trust Series and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. Such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Trust Series, credit rating agencies (such as Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), statistical ratings agencies (such as Morningstar, Inc.), analytical service providers engaged by the investment adviser (such as Advent, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc. and The Yield Book, Inc.), proxy evaluation vendors (such as Institutional Shareholder Servicing Inc.), pricing services (such as LSTA/LPC Mark-to-Market Pricing Service, WM Company Reuters Information Services, Pricing

  Direct, State Street Derivatives Pricing Service, FT Interactive Data Corp. and Standard & Poor’s Securities Evaluation Service, Inc.), which receive information as needed to price a particular holding, translation services, lenders under Trust Series credit facilities (such as Citibank, N.A.), consultants and, for purposes of facilitating portfolio transactions, investment dealers and other intermediaries (such as national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Trust Series Board of Trustees. In addition, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.
  Historical portfolio holdings information: From time to time, each Trust Series may be requested to provide historic portfolio holdings information that has not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings are for a period that is no more recent than the date of the portfolio holdings posted to the Eaton Vance website; a Trust Series portfolio manager and Eaton Vance’s Chief Equity or Chief Income Investment Officer (as appropriate) have reviewed the request and do not believe the dissemination of the information requested would disadvantage Trust Series shareholders; and the Chief Compliance Officer ("CCO") has reviewed the request to ensure that the disclosure of the requested information does not give rise to a conflict of interest between Trust Series shareholders and an affiliated service provider.

The Trust Series, the investment adviser and principal underwriter will not receive any monetary or other consideration in connection with the disclosure of information concerning a Trust Series portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the CCO of the Trust Series. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Trust Series shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of a Trust Series, whether it could provide the recipient with an advantage over Trust Series shareholders or whether the proposed disclosure gives rise to a conflict of interest between a Trust Series shareholders and its investment adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Trustees at their next meeting. The Trustees may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information concerning a Trust Series to existing and prospective Trust Series shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Trust Series shares and/ or portfolio securities held by a Trust Series. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Trust Series.

TAXES

Each series of the Trust is treated as a separate entity for federal income tax purposes. Each Trust Series has elected to be treated and intends to qualify each year as a regulated investment company (“RIC”) under Subchapter M of the Code. Accordingly, each Trust Series intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If a Trust Series qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. Each Trust Series intends to qualify as a RIC for its fiscal year ending December 31, 2009. Each Trust Series also seeks to avoid payment of federal excise tax. However, if a Trust Series fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Trust Series is permitted so to elect and so elects), plus any retained amount from the prior year, the Trust Series will be subject to a 4% excise tax on the undistributed amounts.

In order to avoid incurring a federal excise tax obligation, the Code requires that a Trust Series distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Trust Series paid no federal income tax. If a Trust Series fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. Under current law, provided that a Trust Series qualifies as a RIC for federal tax purposes, the Trust Series should not be liable for any income, corporate excise or franchise tax in The Commonwealth of Massachusetts.

If a Trust Series does not qualify as a RIC for any taxable year, the Trust Series taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Trust Series may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

A Trust Series investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Trust Series and, in order to avoid a tax payable by the Trust Series, the Trust Series may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Trust Series may make required distributions to its shareholders.

A Trust Series may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for a Trust Series. Tax rules are not entirely clear about issues such as when a Trust Series may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by a Trust Series of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for a Trust Series to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Trust Series must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of a Trust Series are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by a Trust Series as derived from “qualified dividend income” will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Trust Series level. It is not expected a significant portion of Trust Series distributions would be derived from qualified dividend income.

Tax-exempt distributions received from a Trust Series are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of a Trust Series is not deductible to the extent it is deemed related to the Trust Series distributions of tax-exempt interest. Further, entities or persons who are “substantial users” (or persons related to “substantial users”) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of a Trust Series. “Substantial user” is defined in applicable Treasury regulations to include a “non-exempt person” who regularly uses in its trade or business a part of a facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by a Trust Series and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after a Trust Series acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, a Trust Series may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by a Trust Series of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Trust Series. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Trust Series.

Any loss realized upon the sale or exchange of Trust Series shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Trust Series shares may be disallowed under “wash sale” rules to the extent the shareholder acquired other shares of the same Trust Series (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Trust Series shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on a Trust Series shares are generally subject to federal income tax as described herein to the extent they do not exceed the Trust Series realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Trust Series net asset value reflects gains that are either unrealized, or realized but not distributed. Such realized gains may be required to be distributed even when a Trust Series net asset value also reflects unrealized losses. Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a “U.S. person” within the meaning of the Code (a “foreign person”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of a Trust Series “qualified net interest income” (generally, a Trust Series U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Trust Series is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Trust Series “qualified short-term capital gains” (generally, the excess of a Trust Series net short-term capital gain over the Trust Series long-term capital loss for such taxable year). However, depending on its circumstances, a Trust Series may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/ or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Trust Series designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that a Trust Series designates as “short-term capital gain dividends” or “long-term capital gain dividends” may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of a Trust Series at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by a Trust Series and will be treated as ordinary dividends to the foreign shareholder.

If a Trust Series direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from a Trust Series could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Trust Series shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Trust Series outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Trust Series distributions will be attributable to gains from sale or exchange of U.S. real property interests.

Amounts paid by a Trust Series to individuals and certain other shareholders who have not provided the Trust Series with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Trust Series has received certain information from the IRS or a broker, may be subject to “backup” withholding of federal income tax arising from the Trust Series taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of a Trust Series shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under certain circumstances, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address all of the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in a Trust Series.

PORTFOLIO SECURITIES TRANSACTIONS

Decisions concerning the execution of portfolio security transactions, including the selection of the market and the broker-dealer firm, are made by Eaton Vance, each Trust Series investment adviser. Each Trust Series is responsible for the expenses associated with its portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with one or more broker-dealer firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which in the investment adviser’s judgment are advantageous to the client and at a reasonably competitive spread or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the broker-dealer firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for a Trust Series. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations and corporate debt securities purchased and sold by each Trust Series are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. Each Trust Series may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Trust Series will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of each Trust Series and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

Pursuant to the safe harbor provided in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of the overall responsibility which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, certain news and information services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

Since May 1, 2004, if the investment adviser uses research credits generated from a Trust Series securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by a Trust Series by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by a Trust Series will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Securities considered as investments for a Trust Series may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by a Trust Series and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “new” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where a Trust Series will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment;

(iii) pro rata allocation would result in odd-lot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to a Trust Series from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

FINANCIAL STATEMENTS

There are no financial statements of each Trust Series because as of the date of this SAI, each Trust Series has not commenced operations.

Householding. Consistent with applicable law, duplicate mailings of shareholder reports and certain other Trust Series information to shareholders residing at the same address may be eliminated.

APPENDIX A

Class A Fees, Performance & Ownership

As of the date of this SAI, this Class of each Trust Series had not yet commenced operations, so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of the date of this SAI, Eaton Vance owned all of the shares of this Class of a Trust Series, being the only shares of this Class of a Trust Series outstanding as of such date.

APPENDIX B

Class I Fees, Performance & Ownership

As of the date of this SAI, this Class of each Trust Series had not yet commenced operations, so there is no fee or performance information.

Control Persons and Principal Holders of Securities. As of the date of this SAI, Eaton Vance owned all of the shares of this Class of a Trust Series, being the only shares of this Class of a Trust Series outstanding as of such date.

APPENDIX C

RATINGS

The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on a particular date.

MOODY’S INVESTORS SERVICE, INC. (“Moody’s”)

LONG-TERM CORPORATE OBLIGATIONS RATINGS

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa: Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa: Obligations rated Aa are judged to be of high quality and are subject to very low risk.

A: Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa: Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba: Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B: Obligations rated B are considered speculative and are subject to high credit risk.

Caa: Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca: Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C: Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM CORPORATE OBLIGATION RATINGS

Moody’s short term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

P-1: Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2: Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3: Issuers (or supporting institutions) rated Prime-3 have an acceptable ability tot repay short-term obligations.

NP: Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime ratings categories.

ISSUER RATINGS

Issuer Ratings are opinions of the ability of entities to honor senior unsecured financial obligations and contracts. Moody’s expresses Issuer Ratings on its general long-term and short-term scales.

US MUNICIPAL RATINGS

Moody’s municipal ratings are opinions of the investment quality of issuers and issues in the U.S. municipal market. As such, these ratings incorporate assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term scale. Historical default and loss rates for obligations rated on the US Municipal Scale are significantly lower that for similarly rated corporate obligations. It is important that users of Moody’s ratings understand these differences when making rating comparisons between the Municipal and Global scales.

US MUNICIPAL LONG-TERM DEBT RATINGS

Municipal Ratings are based upon the analysis of five primary factors related to municipal finance: market position, financial position, debt levels, governance, and covenants. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

Aaa: Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa: Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal and tax-exempt issuers.

A: Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa: Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ba: Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B: Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Caa: Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca: Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C: Issuers or issues rated Caa demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Note: Moody’s appends numerical modifiers, 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

US MUNICIPAL SHORT-TERM OBLIGATION RATINGS AND DEMAND OBLIGATION RATINGS

Short-Term Obligation Ratings

There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels--MIG 1 through MIG 3. In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade. MIG ratings expires at the maturity of the obligation.

MIG 1: This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-band access to the market for refinancing.

MIG 2: This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group/

MIG 3: This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG: This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins or protection.

Demand Obligation Ratings

In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned; a long or short-term rating and demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating.

When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR., e.g., Aaa/NR or NR/VMIG.

VMIG rating expirations are a function of each issue’s specific structural or credit features.

VMIG 1: This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 2: This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

VMIG 3: This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

SG: This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

STANDARD & POOR’S RATINGS GROUP (“S&P”)

ISSUE CREDIT RATINGS DEFINITIONS

Issue credit ratings can be either long or short term. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days--including commercial paper. Short-term ratings are also used to indicated the creditworthiness of an obligor with respect to put-features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

Issue credit ratings are based in varying degrees on the following considerations:

Likelihood of payment-- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation.

Nature of and provisions of the obligations;

Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

LONG-TERM ISSUE CREDIT RATINGS:

AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated ‘AA’ differs from the highest-rated obligors only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.

A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.

BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, and CC and C

Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated ‘BB’ is less vulnerable to non-payment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated ‘B’ is more vulnerable than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or, economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated ‘C’ is currently highly vulnerable to nonpayment. The ‘C’ rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A ‘C’ also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: A obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular obligation as a matter of policy.

SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligation is extremely strong.

A-2: A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1: A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3: A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C: A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

ISSUER CREDIT RATINGS DEFINTIONS

Issuer credit ratings are based on current information furnished by obligors or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any issuer credit rating and may, on occasion, rely on unaudited financial information. Issuer credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances. Issuer credit ratings can either be long or short term. Short-term issuer credit ratings reflect the obligor’s creditworthiness over a short-term horizon.

LONG-TERM ISSUER CREDIT RATINGS

AAA: An obligor rated ‘AAA’ has extremely strong capacity to meet its financial commitments. ‘AAA’ is the highest issuer credit rating assigned by S&P.

AA: An obligor rated ‘AA’ has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A: An obligor rated ‘A’ has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB: An obligor rated ‘BBB’ has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC and CC

Obligors rated ‘BB’, ‘B’, ‘CCC’, and ‘CC’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘CC’ the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligor ‘BB’ is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B: An obligor rated ‘B’ is more vulnerable than the obligors rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meets its financial commitments.

CCC: An obligor rated ‘CCC’ is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC: An obligor rated ‘CC’ is currently highly vulnerable.

Plus (+) or Minus (-): The ratings from ‘AA’ to’ CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated NR is not rated.

SHORT-TERM ISSUER CREDIT RATINGS

A-1: An obligor rated ‘A-1’ has strong capacity to meet its financial commitments. It is rated in the highest category by S&P. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

A-2: An obligor rated ‘A-2’ has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3: An obligor rated ‘A-3’ has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B: An obligor rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. Ratings ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitments.

B-1: Obligors with a ‘B-1’ short-term rating have a relatively stronger capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-2: Obligors with a ‘B-2’ short-term rating have an average speculative-grade capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

B-3: Obligors with a ‘B-3’ short-term rating have a relatively weaker capacity to meet their financial commitments over the short-term compared to other speculative-grade obligors.

C: An obligor rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R: An obligor rated ‘R’ is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see S&P’s issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D: An obligor rated ‘SD’ (selective default) or ‘D’ has failed to pay one or more of its obligations (rated or unrated) when it came due. A ‘D’ rating is assigned when S&P believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An ‘SD’ rating is assigned when S&P believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see S&P’s issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

NR: An issuer designated as NR is not rated.

MUNICIPAL RATINGS

SHORT-TERM NOTES: An S&P U.S. municipal note ratings reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1: Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt will be given a plus(+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

FITCH RATINGS

LONG-TERM CREDIT RATINGS

Investment Grade

AAA: Highest credit quality ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. The capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. The capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions that is the case for higher ratings.

BBB: Good credit quality. ‘BBB’ ratings indicate that they are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

Speculative Grade

BB: Speculative. ‘BB’ ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Highly speculative. For issuers and performing obligations, ‘B’ ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

For individual obligations, may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery of Rating ‘RR1’ (outstanding).

CCC: For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.

For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of ‘RR2’ (superior), ‘RR3’ (good) or ‘RR4’ (average).

CC: For issuers and performing obligations, default of some kind appears probable.

For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of 'RR4' (average) or 'RR5' (below average).

C: For issuers performing obligations, default is imminent.

For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of ‘RR6’ (poor).

RD: Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:

Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.

Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

Notes to Long-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

Short-Term Credit Ratings

The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Indicates an entity or sovereign that has defaulted on all of its financial obligations.

Notes to Short-Term ratings:

The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

DESCRIPTION OF INSURANCE FINANCIAL STRENGTH RATINGS

Moody’s Investors Service, Inc. Insurance Financial Strength Ratings

Moody’s Insurance Financial Strength Ratings are opinions of the ability of insurance companies to repay punctually senior policyholder claims and obligations. Specific obligations are considered unrated unless they are individually rated because the standing of a particular insurance obligation would depend on an assessment of its relative standing under those laws governing both the obligation and the insurance company. Insurance Companies rated Aaa offer exceptional financial security. While the credit profile of these companies is likely to change, such changes as can be visualized are most unlikely to impair their fundamentally strong position.

Standard &Poor’s Insurance Financial Strength Ratings

A S&P insurer financial strength rating is a current opinion of the financial security characteristics of an insurance organization with respect to its ability to pay under its insurance policies and contracts in accordance with their terms. Insurer financial strength ratings are also assigned to health maintenance organizations and similar health plans with respect to their ability to pay under their policies and contracts in accordance with their terms. This opinion is not specific to any particular policy or contract, nor does it address the suitability of a particular policy or contract for a specific purpose or purchaser. Furthermore, the opinion does not take into account deductibles, surrender or cancellation penalties, timeliness of payment, nor the likelihood of the use of a defense such as fraud to deny claims. For organizations with cross-border or multinational operations, including those conducted by subsidiaries or branch offices, the ratings do not take into account potential that may exist for foreign exchange restrictions to prevent financial obligations from being met. Insurer financial strength ratings are based on information furnished by rated organizations or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may on occasion rely on unaudited financial information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of such information or based on other circumstances. Insurer financial strength ratings do not refer to an organization's ability to meet nonpolicy (i.e. debt) obligations. Assignment of ratings to debt issued by insurers or to debt issues that are fully or partially supported by insurance policies, contracts, or guarantees is a separate process from the determination of insurer financial strength ratings, and follows procedures consistent with issue credit rating definitions and practices. Insurer financial strength ratings are not a recommendation to purchase or discontinue any policy or contract issued by an insurer or to buy, hold, or sell any security issued by an insurer. A rating is not a guaranty of an insurer's financial strength or security. An insurer rated ‘AAA’ has extremely strong financial security characteristics. ‘AAA’ is the highest insurer financial strength rating assigned by S&P.

Fitch Insurer Financial Strength Ratings

The Fitch Insurer Financial Strength (“IFS”) Rating provides an assessment of the financial strength of an insurance organization. The IFS Rating is assigned to the insurance company's policyholder obligations, including assumed reinsurance obligations and contract holder obligations, such as guaranteed investment contracts. The IFS Rating reflects both the ability of the insurer to meet these obligations on a timely basis, and expected recoveries received by claimants in the event the insurer stops making payments or payments are interrupted, due to either the failure of the insurer or some form of regulatory intervention. In the context of the IFS Rating, the timeliness of payments is considered relative to both contract and/or policy terms but also recognizes the possibility of reasonable delays caused by circumstances common to the insurance industry, including claims reviews, fraud investigations and coverage disputes. The IFS Rating does not encompass policyholder obligations residing in separate accounts, unit-linked products or segregated funds, for which the policyholder bears investment or other risks. However, any guarantees provided to the policyholder with respect such obligations are included in the IFS Rating. Expected recoveries are based on Fitch's assessments of the sufficiency of an insurance company's assets to fund policyholder obligations, in a scenario in which payments have been ceased or interrupted. Accordingly, expected recoveries exclude the impact of recoveries obtained from any government sponsored guaranty or policyholder protection funds. Expected recoveries also exclude the impact of collateralizing or security, such as letters of credit or trusteed assets, supporting select reinsurance obligations. IFS Ratings can be assigned to insurance and reinsurance companies in any insurance sector, including the life & annuity, non-life, property/casualty, health, mortgage, financial guaranty, residual value and title insurance sectors, as well as to managed care companies such as health maintenance organizations. The IFS Rating does not address the quality of an insurer's claims handling services or the relative value of products sold. ‘AAA’ IFS Rating is exceptional strong. ‘AAA’ IFS Rating denotes the lowest exception of ceased or interrupted payments. They are assigned only in the case of exceptionally strong capacity to meet policyholder and contract obligations on a timely basis. This capacity is highly unlikely to be adversely affected by foreseeable events.

APPENDIX D

EATON VANCE FUNDS

PROXY VOTING POLICY AND PROCEDURES

I. Overview

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. Delegation of Proxy Voting Responsibilities

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. Delegation of Proxy Voting Disclosure Responsibilities

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. Conflict of Interest

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund, and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or sub-committee of such Board concerning the material conflict.

Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting.

Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. Reports

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

APPENDIX E

EATON VANCE MANAGEMENT BOSTON MANAGEMENT AND RESEARCH PROXY VOTING POLICIES AND PROCEDURES

I. Introduction

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. Overview

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. Roles and Responsibilities

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

IV. Proxy Voting Guidelines ("Guidelines")

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies – Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

39

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1.	WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders' interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or (ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders' rights are limited, Non-Votes may also occur in connection with a client's related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent's recommendation has been deemed to be conflicted, as provided for herein.

3.	OUT-OF-GUIDELINES VOTES: Votes Contrary to Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent's Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent's recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. Recordkeeping

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. Assessment of Agent and Identification and Resolution of Conflicts with Clients

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent's independence, competence or impartiality.

B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

• Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
• A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted
Companies”) and provide that list to the Proxy Administrator.
• The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the
Proxy Administrator will report that fact to the Proxy Group.
• If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the
Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and
(iii) record the existence of the material conflict and the resolution of the matter.
• If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
• The client, in the case of an individual or corporate client;
• In the case of a Fund, its board of directors, or any committee or sub-committee identified by the board; or
• The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

41

PART C - OTHER INFORMATION

Item 23.	Exhibits (with inapplicable items omitted)

(a) (1)	Declaration of Trust dated June 4, 2009 filed herewith.

(2)	Establishment and Designation of Series of Shares of Beneficial Interest without Par Value filed herewith.

(b)	By-Laws dated June 4, 2009 filed herewith.

(c)	Reference is made to Item 23(a) and 23(b) above.

(d) (1)	Investment Advisory and Administrative Agreement with Eaton Vance Management for 2019
Municipals to be filed by amendment.

(2)	Investment Advisory and Administrative Agreement with Eaton Vance Management for 2029
Municipals to be filed by amendment.

(3)	Investment Advisory and Administrative Agreement with Eaton Vance Management for 2019
Investment Grade Corporates to be filed by amendment.

(4)	Investment Advisory and Administrative Agreement with Eaton Vance Management for 2019
Investment Grade Non-Financial Corporates to be filed by amendment.

(e)	Distribution Agreement between Eaton Vance Managed Income Term Trust and Eaton Vance
Distributors, Inc. to be filed by amendment.

(f)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent
Trustees. See in Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1,
1994).

(g)	Custodian Agreement with State Street Bank and Trust Company to be filed by amendment.

(h)	Transfer Agency Agreement between PNC Global Investment Servicing (U.S.) Inc. and Eaton
Vance Management to be filed by amendment.

(i)	Opinion of Internal Counsel to be filed by amendment.

(j)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(m)	Eaton Vance Managed Income Term Trust Class A Distribution Plan to be filed by amendment.

(p)	Code of Ethics adopted by the Eaton Vance Corp., Eaton Vance Management, Boston
Management and Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds to be
filed by amendment.

(q)	Power of Attorney for Eaton Vance Managed Income Term Trust to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control

     Not applicable

Item 25. Indemnification

     Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote. Article XI of the By-Laws contains indemnification provisions. Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

     The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 26. Business and other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930), filed with the Commission, all of which are incorporated herein by reference.

Item 27. Principal Underwriters

(a)	Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of
Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

(b)
	Eaton Vance Growth Trust	Eaton Vance Mutual Funds Trust
	Eaton Vance Investment Trust	Eaton Vance Series Trust II
	Eaton Vance Managed Income Term Trust	Eaton Vance Special Investment Trust
	Eaton Vance Municipals Trust	Eaton Vance Variable Trust
Eaton Vance Municipals Trust II

(1)	(2)	(3)
Name and Principal	Positions and Offices	Positions and Offices
Business Address*	with Principal Underwriter	with Registrant

Julie Andrade	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Matthew Bennett	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Eric Caplinger	Vice President	None
Mark Carlson	Vice President	None
Tiffany Cayarga	Vice President	None
Randy Clark	Vice President	None
Michael Collins	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Darrow	Vice President	None
Derek Devine	Vice President	None

Todd Dickinson	Vice President	None
John Dolan	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
Richard A. Finelli	Vice President	None
Daniel Flynn	Vice President	None
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Anne Marie Gallagher	Vice President	None
William M. Gillen	Senior Vice President	None
Hugh S. Gilmartin	Vice President	None
David Gordon	Vice President	None
Linda Grasso	Vice President	None
John Greenway	Vice President	None
Jorge Gutierrez	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Thomas Hughes	Vice President	None
Jonathan Isaac	Vice President	None
Elizabeth Johnson	Vice President	None
Lisa M. Jones	Vice President	None
Paul F. Jones	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Jac McLean	Senior Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Andrew Ogren	Vice President	None
Stephen O’Loughlin	Vice President	None
Philip Pace	Vice President	None
Shannon McHugh Price	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
David Richman	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None

Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
Michael Tordone	Vice President	None
John M. Trotsky	Vice President	None
John Vaughan	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Robert J. Whelan	Vice President and Director	None
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Joseph Yasinski	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None

* Address is Two International Place, Boston, MA 02110 (c) Not applicable

Item 28. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, PNC Global Investment Servicing (U.S.) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

Item 29. Management Services

     Not applicable

Item 30. Undertakings

     None

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on June 5, 2009.

EATON VANCE MANAGED INCOME TERM TRUST By: /s/ Payson F. Swaffield Payson F. Swaffield, President

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities on June 5, 2009.

Signature	Title

/s/ Payson F. Swaffield	President (Chief Executive Officer) and Trustee
Payson F. Swaffield

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

/s/ Maureen A. Gemma	Trustee
Maureen A. Gemma

/s/ Lynn W. Ostberg	Trustee
Lynn W. Ostberg

EXHIBIT INDEX

     The following exhibits are filed as part of this Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description

(a) (1)	Declaration of Trust dated June 4, 2009

(2)	Establishment and Designation of Series of Shares of Beneficial Interest without Par Value

(b)	By-Laws dated June 4, 2009